UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity

            Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	California Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds — 94.5%

California — 94.5%
Bay Area Toll Authority, Series 2007G-1, RB, VRDN (Bank of America NA LOC), 0.79%, 08/07/17(a)	USD	200	$200,000
Bay Area Toll Authority, Series 2008E-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.74%, 08/07/17(a)		1,300	1,300,000
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 0.87%, 08/07/17(a)(b)(c)		400	400,000
California Health Facilities Financing Authority (Catholic Healthcare West), Series 2011C, RB, VRDN (BMO Harris Bank NA LOC), 0.83%, 08/07/17(a)		2,050	2,050,000
California Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2009B, RB, VRDN (US Bank NA LOC), 0.78%, 08/07/17(a)		2,000	2,000,000
California Health Facilities Financing Authority (Scripps Health Obligated Group), Series 2010B, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.78%, 08/07/17(a)		650	650,000
California Health Facilities Financing Authority (Scripps Health Obligated Group), Series 2010C, RB, VRDN (Northern Trust Co. LOC), 0.79%, 08/07/17(a)		150	150,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 0.89%, 08/07/17(a)(b)(c)		2,190	2,190,000
California Municipal Finance Authority (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 0.64%, 08/01/17(a)		300	300,000
California Municipal Finance Authority (Copper Square Apartments LP), Series 2016A-1, RB, VRDN (East West Bank LOC), 0.83%, 08/07/17(a)		1,025	1,025,000
California Pollution Control Financing Authority (Air Products & Chemicals, Inc.), Series 1997B, RB, VRDN, 0.76%, 08/01/17(a)		1,900	1,900,000
California Statewide Communities Development Authority (Painted Turtle (The)), Series 2003, RB, VRDN (Wells Fargo Bank NA LOC), 0.79%, 08/07/17(a)		190	190,000
East Bay Municipal Utility District Water System, Series 2008A-1, RB, VRDN (Wells Fargo Bank NA SBPA), 0.79%, 08/07/17(a)		400	400,000
Elsinore Valley Municipal Water District, Series 2008B, COP, VRDN (Bank of America NA LOC), 0.82%, 08/07/17(a)		1,000	1,000,000
Fontana California Unified School District Tender Option Bond Trust Receipts/Certificates, Series 2015-XF0111, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.89%, 08/07/17(a)(b)(c)		1,600	1,600,000
Imperial California Irrigation District Electricity Tender Option Bond Trust Receipts/Certificates, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 0.87%, 08/07/17(a)(b)(c)		1,600	1,600,000
Los Angeles County Housing Authority (Lincoln Malibu Meadows II LP), Series 1998C, RB, VRDN (Federal National Mortgage Association LOC), 0.80%, 08/07/17(a)		1,599	1,599,000

Security	Par (000)		Value

California (continued)
Los Angeles County Metropolitan Transportation Authority, TECP (MUFG Union Bank NA LOC), 0.87%, 08/10/17	USD	1,000	$1,000,000
Los Angeles Department of Water & Power System, Series 2001B, Sub-Series B-1, RB, VRDN (Royal Bank of Canada SBPA), 0.77%, 08/07/17(a)		1,550	1,550,000
Los Angeles Department of Water & Power System, Series 2002A, Sub-Series A-3, RB, VRDN (Bank of America NA SBPA), 0.66%, 08/01/17(a)		500	500,000
Metropolitan Water District of Southern California, Series 2015A-2, RB, VRDN, 0.76%, 08/07/17(a)		100	100,000
Metropolitan Water District of Southern California, Series 2017A, RB, VRDN (Citibank NA SBPA), 0.66%, 08/01/17(a)		1,700	1,700,000
Northern California Power Agency (Hydroelectric Project), Series 2008A, RB, VRDN (Bank of Montreal LOC), 0.83%, 08/07/17(a)		1,700	1,700,000
Oakland Joint Powers Financing Authority (Fruitvale Development Corp., Inc.), Series 2001A, RB, VRDN (Citibank NA LOC), 0.86%, 08/07/17(a)		150	150,000
Palomar California Community College District Tender Option Bond Trust Receipts/Certificates, Series 2015-XF0137, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.84%, 08/07/17(a)(b)(c)		1,500	1,500,000
Riverside County Transportation Commission, Series 2009B, RB, VRDN (Bank of Tokyo- Mitsubishi UFJ Ltd. SBPA), 0.79%, 08/07/17(a)		90	90,000
Riverside County Transportation Commission, Series 2016-XF2297, RB, VRDN (Citibank NA LIQ), 0.84%, 08/07/17(a)(b)(c)		1,675	1,675,000
Sacramento Suburban Water District, Series 2009A, COP, VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.84%, 08/07/17(a)		2,065	2,065,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.78%, 08/07/17(a)		2,300	2,300,000
San Diego County Regional Transportation Commission, Series 2008A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.79%, 08/07/17(a)		400	400,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Mizuho Corporate Bank SBPA), 0.79%, 08/07/17(a)		1,650	1,650,000
San Diego Housing Authority (Hillside Garden Apartment), Series 2004C, RB, VRDN (Federal National Mortgage Association LOC), 0.82%, 08/07/17(a)		1,085	1,085,000
San Diego Housing Authority (Park & Market Apartments Obligated Group), Series 2017A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.87%, 08/07/17(a)		100	100,000
San Francisco California Bay Area Rapid Transit District Tender Option Bond Trust Receipts/ Certificates, Series 2017-XF2449, GO, VRDN (Citibank NA LIQ), 0.83%, 08/07/17(a)(b)(c)		300	300,000
San Rafael Redevelopment Agency (Fairfax Street Apartments), Series 2001A, RB, VRDN (Citibank NA LOC), 0.83%, 08/07/17(a)		300	300,000

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) July 31, 2017 (Unaudited)	California Money Fund (Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

California (continued)
Santa Clara Valley Transportation Authority, Series 2008C, RB, VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.78%, 08/07/17 (a)	USD	1,800	$1,800,000
Southern California Public Power Authority (Magnolia Power Project), Series 2009A-2, RB, VRDN (Wells Fargo Bank NA LOC), 0.77%, 08/07/17(a)		900	900,000
State of California, Series 2005A, Sub-Series A-2-1, GO, VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.78%, 08/07/17(a)		150	150,000
University of California, Series 2013AL-1, RB, VRDN, 0.78%, 08/07/17(a)		1,550	1,550,000
University of California, Series 2013AL-4, RB, VRDN, 0.78%, 08/07/17(a)		500	500,000

Total Municipal Bonds — 94.5% (Cost: $41,619,000)			41,619,000

	Par
Security	(000)		Value

Closed-End Investment Companies — 4.1%

California — 4.1%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 4 VRDP (Citibank NA LIQ), 0.90%, 08/07/17(a)(c)	USD	1,800	$1,800,000

Total Closed-End Investment Companies — 4.1% (Cost: $1,800,000)			1,800,000

Total Investments — 98.6% (Cost: $43,419,000)(d)			43,419,000
Other Assets Less Liabilities — 1.4%			612,355

Net Assets — 100.0%			$44,031,355

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$–	$43,419,000	$–	$43,419,000

	$–	$43,419,000	$–	$43,419,000

(a)	See above Schedule of Investments for values in the state.

During the period ended July 31, 2017, there were no transfers between levels.

2	SCHEDULE OF INVESTMENTS

Schedule of Investments July 31, 2017 (Unaudited)	Federal Trust Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations —89.5%

Federal Farm Credit Banks:
1.00%, 11/06/17	USD	5,550	$5,549,693
1.10%, 03/14/18		16,688	16,688,173
Federal Farm Credit Banks Discount Notes(a):
0.98%, 08/18/17		50,000	49,976,861
1.04%, 11/01/17		20,000	19,946,844
0.86%, 11/06/17		47,590	47,479,723
0.92%, 12/11/17		20,000	19,932,533
1.17%, 01/10/18		12,365	12,300,455
0.86%, 01/11/18		16,095	16,032,328
Federal Farm Credit Banks Variable Rate Notes(b):
1.26%, 08/04/17		2,055	2,054,995
1.27%, 08/29/17		250	249,977
1.23%, 10/13/17		16,675	16,671,643
1.25%, 11/13/17		5,940	5,938,699
1.35%, 12/04/17		3,000	3,000,000
1.26%, 12/08/17		1,880	1,879,161
1.27%, 01/02/18		658	657,665
1.25%, 05/17/18		9,530	9,535,368
1.33%, 09/06/18		27,300	27,299,094
1.15%, 05/07/19		45,000	44,996,172
Federal Home Loan Banks, 1.38%, 03/09/18		25,905	25,946,982
Federal Home Loan Banks Discount Notes(a):
0.66%, 08/03/17		33,500	33,498,772
1.01%, 08/04/17		50,000	49,995,792
1.00%, 08/09/17		209,440	209,393,618
1.00%, 08/11/17		361,000	360,899,332
1.01%, 08/15/17		100,000	99,960,917
0.99%, 08/16/17		390,000	389,838,521
0.99%, 08/18/17		104,295	104,246,255
0.68%, 08/22/17		20,605	20,596,827
0.92%, 08/23/17		104,595	104,536,139
0.90%, 08/28/17		20,850	20,836,004
0.70%, 08/30/17		18,115	18,104,858
1.01%, 09/20/17		140,500	140,302,324
0.91%, 09/22/17		13,650	13,632,058
1.05%, 09/25/17		52,000	51,916,583
1.05%, 09/26/17		44,175	44,102,848
0.73%, 10/10/17		30,500	30,456,707
0.89%, 10/18/17		48,745	48,651,271
0.98%, 10/25/17		18,945	18,901,208
0.99%, 11/02/17		15,105	15,066,369
1.12%, 12/01/17		22,755	22,668,632
1.13%, 01/17/18		35,000	34,815,978

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations (continued)

Federal Home Loan Banks Discount Notes(a): (continued)
1.14%, 01/19/18	USD	40,065	$39,849,190
Federal Home Loan Banks Variable Rate Notes(b):
1.23%, 08/17/17		28,200	28,200,000
0.95%, 08/25/17		17,475	17,475,000
1.05%, 11/02/17		18,495	18,495,000
1.00%, 11/08/17		10,000	10,000,000
1.21%, 12/18/17		10,000	10,000,000
0.91%, 03/13/18		21,745	21,745,000
1.04%, 04/09/18		50,000	50,000,000
1.08% - 1.09%, 04/17/18		73,830	73,830,000
1.09%, 05/18/18		23,860	23,860,000
1.09%, 06/05/18		20,000	20,000,000
1.06%, 06/08/18		15,500	15,500,000
1.08%, 07/05/18		33,195	33,195,000
1.18%, 07/09/18		35,000	35,000,000
1.11%, 10/03/18		26,000	26,000,000
1.12%, 10/24/18		20,000	20,000,000
1.14%, 01/25/19		27,080	27,080,000
1.11%, 06/20/19		23,805	23,805,000
1.13%, 06/27/19		8,520	8,518,299

Total U.S. Government Sponsored Agency Obligations — 89.5% (Cost: $2,661,109,868)			2,661,109,868

U.S. Treasury Obligations — 9.0%

U.S. Treasury Bills(a):
0.96%, 08/17/17		5,000	4,997,862
0.93%, 08/31/17		43,000	42,966,675
0.95%, 10/12/17		45,540	45,453,474
0.96%, 10/26/17		33,000	32,924,714
1.13%, 12/21/17		44,945	44,746,443
1.12%, 01/04/18		50,055	49,812,317
U.S. Treasury Notes(b):
1.35%, 10/31/17		3,000	2,999,638
1.46%, 01/31/18		5,005	5,004,475
1.32%, 01/31/19		40,000	39,999,999

Total U.S. Treasury Obligations — 9.0% (Cost: $268,905,597)			268,905,597

Total Investments — 98.5% (Cost: $2,930,015,465)(c)			2,930,015,465
Other Assets Less Liabilities — 1.5%			44,523,385

Net Assets — 100.0%			$2,974,538,850

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) July 31, 2017 (Unaudited)	Federal Trust Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 —Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$–	$2,930,015,465	$–	$2,930,015,465

	$–	$2,930,015,465	$–	$2,930,015,465

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

2	SCHEDULE OF INVESTMENTS

Schedule of Investments July 31, 2017 (Unaudited)	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations — 39.5%

Federal Farm Credit Banks Discount Notes, 0.67%, 08/04/17(a)	USD	25,000	$24,998,604
Federal Farm Credit Banks Variable Rate Notes(b):
1.26%, 08/04/17		845	844,998
1.27%, 08/29/17		100	99,991
1.27%, 09/05/17		282,565	282,562,214
1.34%, 09/21/17		45,000	45,000,000
1.23%, 10/13/17		5,775	5,773,837
1.28%, 11/06/17		835	834,834
1.25%, 11/13/17		2,265	2,264,546
1.35%, 12/04/17		97,000	97,000,000
1.26%, 12/08/17		740	739,670
1.27%, 01/02/18		259	258,868
1.40%, 04/04/18		158,970	158,961,557
1.33%, 09/06/18		303,385	303,374,934
1.32%, 10/19/18		150,000	150,000,000
1.28%, 12/12/18		245,000	244,982,618
1.39%, 12/14/18		160,000	159,977,966
1.35%, 12/27/18		50,000	49,992,709
1.29%, 01/08/19		125,000	125,000,000
1.15%, 01/09/19		150,000	149,960,642
1.28%, 03/06/19		50,000	49,991,976
1.33%, 03/13/19		85,000	84,958,657
1.34%, 03/22/19		100,000	99,967,086
1.15%, 05/07/19		101,000	100,991,409
Federal Home Loan Banks:
0.75%, 08/28/17		480,000	480,020,274
0.88%, 01/30/18		144,500	144,498,023
1.38%, 03/09/18		77,600	77,683,616
Federal Home Loan Banks Discount Notes(a):
0.65%, 08/02/17		264,759	264,754,258
0.64%, 08/04/17		387,095	387,074,501
1.02%, 08/08/17		31,150	31,143,822
0.92%, 08/09/17		1,273,365	1,273,105,936
0.98%, 08/10/17		100,000	99,975,500
0.64%, 08/11/17		370,000	369,933,811
0.67%, 08/16/17		250,000	249,930,208
0.80%, 08/18/17		1,214,270	1,213,813,075
0.70%, 08/23/17		150,000	149,936,292
0.68%, 08/25/17		100,000	99,954,400
0.90%, 08/28/17		554,630	554,257,705
0.77%, 08/30/17		480,790	480,490,436
1.03%, 09/01/17		343,535	343,230,599
0.94%, 09/18/17		387,255	386,769,640
0.70%, 09/20/17		100,000	99,902,778
0.92%, 09/29/17		47,000	46,929,674
0.97%, 10/03/17		295,930	295,429,551
0.73%, 10/10/17		331,000	330,530,164
0.79%, 10/18/17		401,500	400,813,195
0.99%, 10/20/17		391,410	390,548,898
1.10%, 10/24/17		200,000	199,489,000
0.98%, 10/25/17		87,200	86,998,559
0.75%, 11/02/17		112,000	111,783,000
1.04%, 11/08/17		44,000	43,874,281
1.12%, 12/01/17		177,245	176,572,257
1.00%, 12/04/17		444,840	443,295,417
0.93%, 12/14/17		470,000	468,360,875
1.13%, 01/17/18		82,000	81,568,862
1.14%, 01/19/18		283,000	281,475,621

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations (continued)

Federal Home Loan Banks Variable Rate Notes(b):
1.23%, 08/17/17	USD	9,670	$9,670,000
1.16% - 1.17%, 08/22/17		435,700	435,699,659
0.95%, 08/25/17		471,165	471,165,000
0.96% - 1.21%, 09/01/17		1,080,370	1,080,370,000
1.15%, 09/13/17		172,980	172,980,000
1.24%, 10/27/17		127,000	126,997,849
1.23%, 10/30/17		100,000	99,999,426
1.05%, 11/02/17		167,680	167,680,000
1.00%, 11/08/17		473,600	473,600,000
1.22%, 12/19/17		115,000	114,996,454
1.06%, 12/21/17		250,000	250,000,000
1.27%, 01/08/18		83,700	83,700,000
1.19%, 01/18/18		500,000	500,000,000
1.01%, 01/24/18		200,000	200,000,000
1.25%, 01/26/18		369,000	368,997,690
1.03%, 02/15/18		100,000	100,000,000
1.01%, 03/02/18		159,500	159,500,000
1.02% - 1.22%, 03/08/18		435,925	435,928,268
1.08%, 03/15/18		250,000	250,000,000
1.08%, 03/16/18		250,000	250,000,000
1.09%, 03/22/18		247,500	247,500,000
1.08% - 1.12%, 03/26/18		300,000	300,014,508
1.09%, 03/27/18		250,000	250,000,000
1.04%, 04/09/18		200,000	200,000,000
1.14%, 04/12/18		250,000	249,995,673
1.08%, 04/13/18		555,000	555,000,000
1.02% - 1.08%, 04/17/18		979,570	979,570,000
0.83%, 05/08/18		75,000	75,001,956
0.83%, 05/09/18		150,000	150,000,000
1.08% - 1.09%, 05/18/18		612,065	612,065,000
1.09%, 05/22/18		420,000	420,000,000
1.09%, 06/05/18		288,100	288,100,000
1.09%, 06/07/18		500,000	500,000,000
1.06%, 06/08/18		422,500	422,500,000
1.18%, 07/09/18		175,000	175,000,000
1.11%, 10/01/18		250,000	250,000,000
1.11%, 10/03/18		110,000	109,997,806
1.12%, 10/19/18		250,000	250,000,000
1.12%, 10/24/18		690,000	690,000,000
1.12%, 10/26/18		500,000	500,000,000
1.13%, 11/02/18		202,500	202,500,000
1.01%, 11/09/18		500,000	500,000,000
1.13%, 01/14/19		175,000	175,000,325
1.11%, 06/20/19		869,395	869,395,000
1.13%, 06/27/19		198,980	198,940,267
Federal Home Loan Mortgage Corp.:
0.80%, 08/02/17(a)		696,955	696,939,512
1.00%, 09/29/17		299,103	299,197,590
1.00%, 12/15/17		500,000	500,236,766
0.75%, 01/12/18		657,047	656,576,724
Federal Home Loan Mortgage Corp. Discount Notes(a):
0.83%, 08/03/17		595,400	595,372,545
0.90%, 09/26/17		236,000	235,669,967
Federal Home Loan Mortgage Corp. Variable Rate Notes(b):
1.27%, 01/08/18		113,360	113,360,000
1.27%, 01/12/18		100,000	100,000,000
1.24%, 03/08/18		84,000	84,000,000

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) July 31, 2017 (Unaudited)	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Sponsored Agency Obligations (continued)

Federal National Mortgage Association:
0.88%, 08/28/17	USD	160,000	$160,022,332
1.00%, 09/27/17		640,737	640,947,430
0.88%, 10/26/17		98,800	98,791,816
0.88%, 02/08/18		86,176	86,153,011
0.88%, 05/21/18		100,000	99,713,853
Federal National Mortgage Association Variable Rate Notes(b):
1.24%, 08/16/17		25,000	24,999,896
1.24%, 10/05/17		730	729,882
1.28%, 01/11/18		42,000	42,000,000
1.23%, 03/21/18		53,120	53,205,034
Tennessee Valley Authority, 1.01%, 08/01/17(a) .		43,000	43,000,000

Total U.S. Government Sponsored Agency Obligations — 39.5% (Cost: $31,655,462,583)			31,655,462,583

U.S. Treasury Obligations —12.1%

U.S. Treasury Bills(a):
0.95%, 08/03/17		1,280	1,279,932
0.68%, 08/10/17		675,000	674,885,750
0.91%, 09/28/17		18,363	18,336,226
0.95%, 10/12/17		49,885	49,790,219
0.96%, 10/26/17		871,000	869,012,910
0.33%, 11/02/17		1,348,150	1,344,587,318

Security	Par (000)		Value

U.S. Treasury Obligations (continued)

U.S. Treasury Bills (a) : (continued) 1.02%, 11/09/17	USD	198,000	$197,441,750
1.06%, 11/16/17		50,190	50,031,874
1.05%, 11/24/17		700,000	697,652,083
1.07%, 12/07/17		594,635	592,372,744
1.20%, 07/19/18		1,000,000	988,364,444
U.S. Treasury Notes:
0.88% - 4.75%, 08/15/17		179,895	180,140,118
0.63%, 08/31/17		452,790	452,775,927
0.75% - 1.88%, 10/31/17		1,020,548	1,021,535,968
0.88% - 4.25%, 11/15/17		620,187	620,900,613
0.88%, 11/30/17		63,790	63,803,609
2.75%, 12/31/17		350,000	352,291,229
2.63%, 01/31/18		150,000	151,234,533
0.75%, 02/28/18		200,000	199,815,152
1.00%, 03/15/18		1,015,000	1,015,458,556
1.32%, 01/31/19(b)		200,000	200,018,805

Total U.S. Treasury Obligations — 12.1% (Cost: $9,741,729,760)			9,741,729,760

Total Repurchase Agreements — 45.6% (Cost: $36,611,454,750)			36,611,454,750

Total Investments — 97.2% (Cost: $78,008,647,093)(c)			78,008,647,093

Other Assets Less Liabilities — 2.8%			2,254,884,475

Net Assets — 100.0%			$80,263,531,568

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

		Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.03%	07/31/17	08/01/17	$44,491	$44,491	$44,492,273	U.S. Treasury Obligations, 0.13% to 2.13%, due 05/31/19 to 05/31/24	$45,542,500	$45,380,910
	1.04	07/31/17	08/01/17	47,000	47,000	47,001,358	U.S. Government Sponsored Agency Obligations, 1.50% to 5.50%, due 12/10/21 to 05/01/47	72,074,245	48,197,046
	1.04 (a)	07/14/17	08/07/17	150,000	150,000	150,104,000	U.S. Treasury Obligations, 0.75% to 5.25%, due 01/31/18 to 05/15/47	156,486,600	153,000,008
	1.04 (a)	07/13/17	08/07/17	500,000	500,000	500,361,111	U.S. Government Sponsored Agency Obligations, 1.14% to 6.50%, due 06/13/18 to 07/01/47	689,340,396	511,524,644

Total Bank of Montreal					$741,491				$758,102,608

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	FedFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Nova Scotia (The)	1.03%		07/31/17	08/01/17	$21,340	$21,340	$21,340,611	U.S. Treasury Obligations, 1.88% to 2.13%, due 01/31/22 to 03/31/24	$21,681,600	$21,767,432
Barclays Capital, Inc.	1.03		07/31/17	08/01/17	600,000	600,000	600,017,167	U.S. Treasury Obligations, 0.00% to 2.25%, due 01/31/21 to 05/15/43	612,328,800	612,000,070
BNP Paribas SA	1.04		07/31/17	08/01/17	2,000	2,000	2,000,058	U.S. Treasury Obligations, 0.00% to 0.38%, due 07/15/27 to 05/15/45	2,629,163	2,040,000
	1.04	(a)	07/14/17	08/07/17	793,245	793,245	793,794,983	U.S. Treasury Obligations, 0.00% to 9.13%, due 02/28/18 to 05/15/47	790,346,677	809,109,900
	1.05	(a)	07/14/17	08/07/17	250,000	250,000	250,175,000	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.00%, due 10/12/17 to 08/25/54	2,910,962,520	260,996,790
	1.06		07/31/17	08/01/17	48,000	48,000	48,001,413	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.77%, due 10/12/17 to 07/20/47	75,484,463	49,126,575
	1.06	(a)	07/05/17	08/04/17	1,313,000	1,313,000	1,314,159,818	U.S. Treasury Obligations, 0.00% to 8.75%, due 08/17/17 to 11/15/45	1,291,423,309	1,339,259,999
	1.07		07/31/17	08/01/17	1,000,000	1,000,000	1,000,029,722	U.S. Treasury Obligation, 2.13%, due 08/15/21	993,909,900	1,020,000,035
	1.07		07/31/17	08/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 1.63%, due 11/30/20	508,094,700	510,000,055
	1.07	(a)	07/03/17	08/02/17	920,000	920,000	920,820,333	U.S. Treasury Obligations, 0.00% to 9.13%, due 10/12/17 to 11/15/45	917,408,896	938,400,000
	1.23	(a)	07/31/17	08/01/17	600,000	600,000	600,020,500	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 10.00%, due 10/12/17 to 05/01/67	8,031,421,174	643,029,810
	1.38	(a)	07/31/17	08/01/17	100,000	100,000	100,003,838	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.50%, due 02/20/21 to 09/25/46	2,050,260,905	107,582,180

Total BNP Paribas SA						$5,526,245				$5,679,545,344
Citigroup Global Markets, Inc.	1.03		07/25/17	08/01/17	126,000	126,000	126,025,235	U.S. Treasury Obligations, 2.38% to 3.00%, due 05/15/27 to 11/15/44	126,128,300	128,520,066
	1.04		07/31/17	08/01/17	75,000	75,000	75,002,167	U.S. Treasury Obligations, 1.38% to 2.50%, due 02/15/20 to 05/15/46	79,612,800	76,500,001

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued) July 31, 2017 (Unaudited)	FedFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.06%		07/31/17	08/01/17	$2,000	$2,000	$2,000,059	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 3.50%, due 01/13/22 to 06/15/52	$3,233,984	$2,040,010
	1.24	(a)	07/31/17	08/01/17	150,000	150,000	150,005,167	U.S. Government Sponsored Agency Obligations, 4.82% to 7.45%, due 03/15/35 to 07/25/47	1,553,522,077	160,500,000

Total Citigroup Global Markets, Inc.						$353,000				$367,560,077
Credit Agricole Corporate & Investment Bank SA	1.04		07/25/17	08/01/17	500,000	500,000	500,101,111	U.S. Treasury Obligations, 0.38% to 2.00%, due 03/31/18 to 07/15/27	512,208,300	510,000,044
	1.04		07/31/17	08/01/17	2,000	2,000	2,000,058	U.S. Treasury Obligation, 1.50%, due 07/15/20	2,039,000	2,040,085
	1.04		07/31/17	08/01/17	900,000	900,000	900,026,000	U.S. Treasury Obligations, 0.13% to 2.88%, due 04/15/18 to 02/15/44	857,225,457	918,000,039
	1.04		07/26/17	08/02/17	308,500	308,500	308,562,386	U.S. Treasury Obligations, 0.00% to 2.25%, due 11/30/23 to 02/15/44	485,070,900	314,670,064
	1.06		07/31/17	08/01/17	100,000	100,000	100,002,944	U.S. Treasury Obligation, 2.00%, due 11/15/26	103,923,200	102,000,079

Total Credit Agricole Corporate & Investment Bank SA						$1,810,500				$1,846,710,311
Deutsche Bank Securities, Inc.	1.07		07/31/17	08/01/17	300,000	300,000	300,008,917	U.S. Treasury Obligations, 1.00% to 3.00%, due 05/31/18 to 05/15/47	301,625,900	306,000,079
Federal Reserve Bank of New York	1.00		07/31/17	08/01/17	500,000	500,000	500,013,889	U.S. Treasury Obligation, 3.75%, due 08/15/41	423,918,100	500,013,999
Goldman Sachs & Co. LLC	1.03		07/31/17	08/01/17	25,000	25,000	25,000,715	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 3.00%, due 06/29/18 to 11/15/45	46,390,260	25,500,001
	1.03		07/31/17	08/01/17	300,000	300,000	300,008,583	U.S. Government Sponsored Agency Obligations, 2.97% to 6.00%, due 12/20/21 to 08/15/52	529,494,789	306,318,259
	1.03		07/31/17	08/01/17	353,000	353,000	353,010,100	U.S. Government Sponsored Agency Obligations, 2.13% to 6.50%, due 08/01/19 to 07/15/52	431,540,475	360,111,728
	1.44	(a)	07/31/17	08/01/17	1,114,500	1,114,500	1,114,544,580	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.34% to 6.52%, due 05/01/19 to 12/16/56	9,433,830,588	1,178,197,798

Total Goldman Sachs & Co. LLC						$1,792,500				$1,870,127,786

4	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	FedFund

			Repurchase Agreements						Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
HSBC Securities USA, Inc.	1.03	%(a)	07/31/17	08/01/17	$835,000	$835,000	$835,023,890	U.S. Treasury Obligations, 1.63% to 1.88%, due 07/31/22 to 02/15/26	$875,849,000	$851,704,192
	1.03		07/25/17	08/01/17	661,500	661,500	661,632,484	U.S. Treasury Obligations, 1.50% to 3.00%, due 07/15/20 to 11/15/44	663,708,300	674,734,838
	1.03		07/26/17	08/02/17	695,500	695,500	695,639,293	U.S. Treasury Obligations, 1.50% to 2.00%, due 07/15/20 to 02/15/25	709,408,500	709,414,374
	1.04	(a)	07/31/17	08/01/17	380,000	380,000	380,010,978	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 02/20/46 to 07/20/47	537,918,796	387,601,774
	1.04		07/31/17	08/01/17	36,000	36,000	36,001,040	U.S. Government Sponsored Agency Obligation, 4.00%, due 06/20/47	34,730,000	36,723,572

Total HSBC Securities USA, Inc.						$2,608,000				$2,660,178,750
JP Morgan Securities LLC	1.02		07/31/17	08/01/17	500,000	500,000	500,014,167	U.S. Government Sponsored Agency Obligations, 2.50% to 10.00%, due 08/01/18 to 06/01/47	1,118,491,228	515,004,700
	1.04		07/31/17	08/01/17	18,000	18,000	18,000,520	U.S. Treasury Obligations, 0.00%, due 02/15/24 to 08/15/44	26,620,000	18,361,180
	1.06		07/31/17	08/01/17	2,000,000	2,000,000	2,000,058,889	U.S. Government Sponsored Agency Obligations, 2.00% to 10.00%, due 05/20/18 to 10/15/59	3,595,472,142	2,060,010,125
	1.06		07/31/17	08/01/17	250,000	250,000	250,007,361	U.S. Government Sponsored Agency Obligations, 3.00% to 9.00%, due 10/15/18 to 10/15/58	547,474,745	257,502,309
	1.13	(a)	07/31/17	08/01/17	350,000	350,000	350,010,986	U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 09/20/46 to 07/20/47	352,030,000	357,005,261
	1.23	(a)	07/31/17	08/01/17	1,000,000	1,000,000	1,000,034,213	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.70% to 6.00%, due 07/16/33 to 06/20/47	1,688,097,821	1,026,115,535

Total JP Morgan Securities LLC						$4,118,000				$4,233,999,110
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.04		07/31/17	08/01/17	2,000	2,000	2,000,058	U.S. Treasury Obligation, 1.88%, due 07/31/22	2,035,900	2,040,035
	1.04		07/31/17	08/01/17	95,000	95,000	95,002,744	U.S. Treasury Obligation, 1.38%, due 09/30/23	100,117,500	96,900,057
	1.04		07/31/17	08/01/17	300,000	300,000	300,008,667	U.S. Treasury Obligations, 0.00% to 3.88%, due 01/25/18 to 04/15/29	287,824,230	306,000,014

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	5

Schedule of Investments (continued) July 31, 2017 (Unaudited)	FedFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.06%		07/31/17	08/01/17	$207,000	$207,000	$207,006,095	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligation, 1.52% to 3.00%, due 12/15/39 to 06/20/67	$264,147,454	$221,490,001
	1.14		07/27/17	08/03/17	309,500	309,500	309,568,606	U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 07/01/32 to 07/01/47	307,372,946	318,785,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$913,500				$945,215,108
Mizuho Securities USA LLC	1.06		07/31/17	08/01/17	19,000	19,000	19,000,559	U.S. Treasury Obligation, 2.00%, due 09/30/20	18,993,000	19,380,014
	1.08	(a)	07/14/17	08/07/17	400,000	400,000	400,288,000	U.S. Government Sponsored Agency Obligations, 0.28% to 10.02%, due 09/25/22 to 02/25/50	8,723,038,913	420,000,000
	1.36	(a)	07/31/17	08/01/17	750,000	750,000	750,028,414	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 21.47%, due 04/30/18 to 07/25/57	6,110,614,120	787,710,560

Total Mizuho Securities USA LLC						$1,169,000				$1,227,090,574
Morgan Stanley & Co. LLC	1.01		07/31/17	08/01/17	17,000	17,000	17,000,477	U.S. Treasury Obligations, 1.38% to 8.13%, due 10/31/17 to 08/31/23	17,678,700	17,340,010
MUFG Securities Americas, Inc.	1.03		07/31/17	08/01/17	150,000	150,000	150,004,292	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.13% to 5.66%, due 03/09/18 to 12/31/23	152,261,600	153,000,091
	1.04		07/31/17	08/01/17	1,309,000	1,309,000	1,309,037,816	U.S. Government Sponsored Agency Obligations, 1.90% to 6.50%, due 03/01/19 to 07/01/67	3,647,704,136	1,342,464,859
	1.06	(a)	07/31/17	08/01/17	500,000	500,000	500,014,722	U.S. Treasury Obligations, 0.00% to 8.50%, due 10/15/17 to 02/15/47	512,350,000	510,000,092

Total MUFG Securities Americas, Inc.						$1,959,000				$2,005,465,042
National Australia Bank Ltd.	1.07		07/31/17	08/01/17	244,625	244,625	244,632,271	U.S. Treasury Obligation, 1.38%, due 09/30/20	250,000,000	249,517,500
	1.07		07/31/17	08/01/17	254,625	254,625	254,632,568	U.S. Treasury Obligation, 3.75%, due 11/15/18	250,000,000	259,717,500

Total National Australia Bank Ltd.						$499,250				$509,235,000
Natixis SA	1.04	(a)	07/31/17	08/01/17	190,000	190,000	190,005,489	U.S. Treasury Obligations, 0.38% to 8.75%, due 07/15/18 to 05/15/46	192,689,800	193,800,002
	1.05	(a)	07/31/17	08/01/17	650,000	650,000	650,018,958	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.13% to 8.75%, due 08/31/17 to 05/20/47	832,739,538	664,557,141

6	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	FedFund

			Repurchase Agreements						Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.23	%(a)	07/31/17	08/01/17	$700,000	$700,000	$700,023,992	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.30% to 69.78%, due 01/01/19 to 06/20/64	$10,788,341,784	$740,409,528

Total Natixis SA						$1,540,000				$1,598,766,671
Nomura Securities International, Inc.	1.06		07/31/17	08/01/17	2,470,000	2,470,000	2,470,072,727	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 9.13%, due 10/15/17 to 06/20/67	4,555,400,653	2,528,581,123
Prudential Insurance Co. of America	1.07		07/31/17	08/01/17	313,830	313,830	313,839,328	U.S. Treasury Obligation, 2.88%, due 08/15/45	317,000,000	320,106,600
	1.07		07/31/17	08/01/17	48,313	48,313	48,313,936	U.S. Treasury Obligation, 2.75%, due 11/15/42	50,000,000	49,279,000
	1.07		07/31/17	08/01/17	113,681	113,681	113,684,629	U.S. Treasury Obligation, 0.00%, due 05/15/39	215,000,000	115,953,800

Total Prudential Insurance Co. of America						$475,824				$485,339,400
RBC Capital Markets LLC	1.03		07/31/17	08/01/17	2,000	2,000	2,000,057	U.S. Government Sponsored Agency Obligations, 4.87% to 5.52%, due 04/15/36 to 02/25/43	57,951,937	2,100,000
	1.36	(a)	07/31/17	08/01/17	825,000	825,000	825,031,256	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 43.92%, due 11/01/19 to 08/25/47	12,218,889,937	865,821,972

Total RBC Capital Markets LLC						$827,000				$867,921,972
Societe Generale SA	1.03		07/28/17	08/04/17	619,500	619,500	619,624,072	U.S. Treasury Obligations, 0.00% to 4.50%, due 12/21/17 to 05/15/44	602,407,300	631,890,089
	1.04		07/27/17	08/03/17	447,000	447,000	447,090,393	U.S. Treasury Obligations, 0.00% to 3.63%, due 01/18/18 to 04/15/32	445,659,600	455,940,066
	1.05		07/31/17	08/07/17	283,305	283,305	283,362,841	U.S. Treasury Obligations, 0.25% to 1.25%, due 04/30/19 to 01/15/26	284,794,000	288,971,107
	1.05	(a)	07/11/17	08/07/17	1,000,000	1,000,000	1,000,787,500	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.88%, due 10/12/17 to 08/15/46	1,017,229,095	1,020,000,000
	1.06	(a)	07/31/17	08/01/17	300,000	300,000	300,008,833	U.S. Treasury Obligations, 0.00% to 8.88%, due 02/15/19 to 05/15/45	304,933,300	306,000,022
	1.06	(a)	07/05/17	08/04/17	600,000	600,000	600,530,000	U.S. Treasury Obligations, 0.00% to 7.63%, due 10/26/17 to 02/15/44	551,723,500	612,000,013

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	7

Schedule of Investments (continued) July 31, 2017 (Unaudited)	FedFund

			Repurchase Agreements						Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.07	%(a)	07/14/17	08/07/17	$750,000	$750,000	$750,535,000	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.13%, due 01/15/18 to 06/20/46	$710,910,838	$765,000,017
	1.08	(a)	07/31/17	08/01/17	1,216,000	1,216,000	1,216,036,480	U.S. Treasury Obligations, 0.00% to 7.63%, due 10/19/17 to 11/15/44	1,183,858,537	1,240,319,999
	1.09	(a)	07/13/17	08/07/17	619,500	619,500	619,968,927	U.S. Treasury Obligations, 0.88% to 6.13%, due 07/15/18 to 11/15/44	586,879,100	631,890,038

Total Societe Generale SA						$5,835,305				$5,952,011,351
TD Securities USA LLC	1.04		07/31/17	08/01/17	5,000	5,000	5,000,144	U.S. Treasury Obligation, 0.00%, due 02/15/44	11,179,600	5,100,022
	1.05		07/31/17	08/01/17	592,500	592,500	592,517,281	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.50%, due 04/26/18 to 06/01/47	834,963,154	609,124,373

Total TD Securities USA LLC						$597,500				$614,224,395
Wells Fargo Securities LLC	1.05		07/31/17	08/01/17	10,000	10,000	10,000,292	U.S. Treasury Obligation, 1.88%, due 07/31/22	10,179,400	10,200,077
	1.05		07/31/17	08/01/17	325,000	325,000	325,009,479	U.S. Treasury Obligations, 1.24% to 9.13%, due 05/15/18 to 08/15/44	281,937,716	331,500,008
	1.05		07/26/17	08/02/17	635,000	635,000	635,129,646	U.S. Government Sponsored Agency Obligations, 3.25% to 4.00%, due 03/01/27 to 08/01/47	632,045,583	654,050,000
	1.05		07/28/17	08/04/17	517,000	517,000	517,105,554	U.S. Government Sponsored Agency Obligations, 3.00% to 3.50%, due 07/01/32 to 07/01/47	515,527,846	532,510,001
	1.06	(a)	07/31/17	08/01/17	450,000	450,000	450,013,250	U.S. Government Sponsored Agency Obligations, 2.97% to 4.00%, due 01/01/23 to 07/14/47	446,476,595	463,500,000

Total Wells Fargo Securities LLC						$1,937,000				$1,991,760,086
Total						$36,611,455				$37,598,956,298

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

8	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	FedFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$–	$78,008,647,093	$–	$78,008,647,093

	$–	$78,008,647,093	$–	$78,008,647,093

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	9

Schedule of Investments July 31, 2017 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds — 93.3%

Alabama — 0.4%(a)(b)
Alabama Federal Aid Highway Finance Authority Tender Option Bond Trust Receipts/Certificates, Series 2016-XF2373, RB, VRDN (Citibank NA LIQ), 0.85%, 08/07/17(c)	USD	5,000	$5,000,000
Tuscaloosa County Industrial Development Authority (Hunt Refining Co. Project), Series 2011C, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.82%, 08/07/17		9,400	9,400,000
Tuscaloosa County Industrial Development Authority (Hunt Refining Co. Project), Series 2011F, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.82%, 08/07/17		4,020	4,020,000

			18,420,000

Alaska — 3.4%(a)
Alaska Housing Finance Corp., Series 2001A, RB, VRDN, 0.79%, 08/07/17		22,255	22,255,000
Alaska Housing Finance Corp., Series 2007A, RB, VRDN (Federal Home Loan Bank SBPA), 0.80%, 08/07/17		4,900	4,900,000
Alaska Housing Finance Corp., Series 2007B, RB, VRDN (Federal Home Loan Bank SBPA), 0.80%, 08/07/17		18,475	18,475,000
Alaska Housing Finance Corp., Series 2007D, RB, VRDN (Federal Home Loan Bank SBPA), 0.79%, 08/07/17		4,515	4,515,000
Alaska Housing Finance Corp., Series 2009A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.79%, 08/07/17		17,300	17,300,000
Alaska Housing Finance Corp., Series 2009B, RB, VRDN (Wells Fargo Bank NA SBPA), 0.79%, 08/07/17		27,945	27,945,000
Alaska Housing Finance Corp., Series 2009D, RB, VRDN (Bank of America NA SBPA), 0.81%, 08/07/17		34,000	34,000,000

			129,390,000

Arizona — 1.6%(a)
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008E, RB, VRDN (Bank of America NA LOC), 0.84%, 08/07/17		14,900	14,900,000
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008F, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.81%, 08/07/17		23,155	23,155,000
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2015B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.81%, 08/07/17		12,715	12,715,000
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2015C, RB, VRDN (Bank of America NA LOC), 0.83%, 08/07/17		6,075	6,075,000
Arizona State University, Series 2008A, RB, VRDN, 0.80%, 08/07/17		3,600	3,600,000

			60,445,000

Security	Par (000)		Value

California — 5.9%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group), Series 2009A, RB, VRDN (Bank of America NA LOC), 0.83%, 08/07/17(a)	USD	315	$315,000
Bay Area Toll Authority, Series 2007B-2, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.74%, 08/07/17(a)		200	200,000
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 0.87%, 08/07/17(a)(b)(c)		4,850	4,850,000
California Health Facilities Financing Authority (Catholic Healthcare West), Series 2011C, RB, VRDN (BMO Harris Bank NA LOC), 0.83%, 08/07/17(a)		5,050	5,050,000
California Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2009B, RB, VRDN (US Bank NA LOC), 0.78%, 08/07/17(a)		100	100,000
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates, Series 2017-XF2417, RB, VRDN (Morgan Stanley Bank LIQ), 0.84%, 08/07/17(a)(b)(c)		1,875	1,875,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 0.89%, 08/07/17(a)(b)(c)		1,500	1,500,000
California State Tender Option Bond Trust Receipts/Certificates, Series 2015-XF2171, GO, VRDN (Citibank NA LIQ), 0.84%, 08/07/17(a)(b)(c)		800	800,000
California State Tender Option Bond Trust Receipts/Certificates, Series 2017-XF2414, GO, VRDN (Citibank NA LIQ), 0.83%, 08/07/17(a)(b)(c)		3,000	3,000,000
California State University Institute, Series A, TECP, 1.90%, 01/04/18		2,500	2,500,000
Chaffey California Joint Union High School District Tender Option Bond Trust Receipts/Certificates, Series 2017-XF0548, GO, VRDN (Royal Bank of Canada LIQ), 0.85%, 08/07/17(a)(b)(c)		2,500	2,500,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-1, RB, VRDN (Bank of America NA LOC), 0.88%, 08/07/17(a)		8,635	8,635,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-2, RB, VRDN (Bank of America NA LOC), 0.88%, 08/07/17(a)		43,000	43,000,000
County of Riverside (2009 Public Safety Communication And Woodcrest Library Project), Series 2009, COP, VRDN (Bank of America NA LOC), 0.82%, 08/07/17(a)		18,000	18,000,000
Fontana California Unified School District Tender Option Bond Trust Receipts/Certificates, Series 2015-XF0111, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.89%, 08/07/17(a)(b)(c)		5,500	5,500,000
Imperial California Irrigation District Electricity Tender Option Bond Trust Receipts/Certificates, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 0.87%, 08/07/17(a)(b)(c)		5,900	5,900,000
Los Angeles County Metropolitan Transportation Authority, TECP, 0.87%, 08/10/17		1,000	999,990

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

California (continued)
Metropolitan Water District of Southern California (Securities Industry & Financial Markets Association Index Mode), Series 2017D, RB, VRDN, 0.87%, 07/18/18(a)	USD	11,000	$11,000,000
Metropolitan Water District of Southern California (Securities Industry & Financial Markets Association Index Mode), Series 2017E, RB, VRDN, 0.87%, 07/18/18(a)		10,000	9,993,700
Mountain View Whisman California School District Tender Option Bond Trust Receipts/Certificates, Series 2016-XF2225, GO, VRDN (Citibank NA LIQ), 0.84%, 08/07/17(a)(b)(c)		4,800	4,800,000
Palomar California Community College District Tender Option Bond Trust Receipts/Certificates, Series 2015-XF0137, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.84%, 08/07/17(a)(b)(c)		6,000	6,000,000
Sacramento Suburban Water District, Series 2009A, COP, VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.84%, 08/07/17(a)		100	100,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.78%, 08/07/17(a)		8,605	8,605,000
San Francisco California Bay Area Rapid Transit District Tender Option Bond Trust Receipts/ Certificates, Series 2017-XF2449, GO, VRDN (Citibank NA LIQ), 0.83%, 08/07/17(a)(b)(c)		2,200	2,200,000
San Francisco City & County Public Utilities Commission, Series A-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.84%, 08/23/17(a)		40,000	39,999,514
State of California, Series 2004B4, GO, VRDN (Citibank NA LOC), 0.72%, 08/07/17(a)		575	575,000
State of California, Series 2005B1, GO, VRDN (Mizuho Bank Ltd. LOC), 0.81%, 08/07/17(a)		39,530	39,530,000

			227,528,204

Colorado — 0.5%(a)
City of Colorado Springs Utilities System, Series 2006A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.82%, 08/07/17		2,875	2,875,000
Colorado Housing & Finance Authority, Series 2013B, RB, VRDN (Royal Bank of Canada SBPA), 0.84%, 08/07/17		9,535	9,535,000
Sheridan Redevelopment Agency, Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 0.86%, 08/07/17		3,705	3,705,000

			16,115,000

Connecticut — 1.2%
Connecticut Housing Finance Authority, Series 2011E, Sub-Series E-3, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.80%, 08/07/17(a)		5,505	5,505,000
Connecticut Housing Finance Authority, Series 2015C, Sub-Series C-3, RB, VRDN (Royal Bank of Canada SBPA), 0.82%, 08/07/17(a)		2,700	2,700,000
Connecticut Housing Finance Authority, Series 2016A, Sub-Series A-3, RB, VRDN (Royal Bank of Canada SBPA), 0.82%, 08/07/17(a)		2,955	2,955,000
Connecticut Housing Finance Authority, Series 2016F, Sub-Series F-5, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.82%, 08/07/17(a)		23,100	23,100,000

Security	Par (000)		Value

Connecticut (continued)
State of Connecticut, Series 2016A, RB, 5.00%, 09/01/17	USD	9,720	$9,753,631
Town of Manchester, Series 2017, GO, 2.00%, 02/21/18		817	821,322
Town of South Windsor, Series 2017, GO, BAN, 2.00%, 02/15/18		1,500	1,508,940

			46,343,893

Delaware — 0.0%
Delaware State Economic Development Authority (Kentmere Nursing Care Center Project), Series 1997, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17(a)		1,125	1,125,000

			1,125,000

District of Columbia — 1.1%(a)
District Columbia Water and Sewer Authority Public Utility Tender Option Bond Trust Receipts/Certificates, Series 2016-XM0248, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.90%, 08/07/17(b)(c)		6,675	6,675,000
District of Columbia (AARP Foundation Issue), Series 2004, RB, VRDN (Bank of America NA LOC), 0.84%, 08/07/17		5,110	5,110,000
District of Columbia (Georgetown University Issue), Series 2007B-2, RB, VRDN (Bank of America NA LOC), 0.82%, 08/07/17		8,140	8,140,000
District of Columbia (Georgetown University Issue), Series 2007C-1, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.82%, 08/07/17		11,150	11,150,000
District of Columbia (Medlantic/Helix Issue), Series 1998A, RB, VRDN (TD Bank NA LOC), 0.79%, 08/07/17		12,640	12,640,000

			43,715,000

Florida — 4.2%
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 0.82%, 08/07/17(a)		2,000	2,000,000
County of Hillsborough, Series A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.90%, 09/14/17		4,500	4,499,910
County of Palm Beach (Pine Crest Preparatory School, Inc. Project), Series 2012B, RB, VRDN (TD Bank NA LOC), 0.78%, 08/07/17(a)		11,405	11,405,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 0.79%, 08/01/17(a)		4,535	4,535,000
Halifax Hospital Medical Center, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.82%, 08/07/17(a)		11,600	11,600,000
JEA Electric System, Series 2017A, RB, 2.00%, 10/01/17		3,000	3,005,940
Orlando Utilities Commission, Series 2008-2, RB, VRDN (TD Bank NA SBPA), 0.82%, 08/07/17(a)		46,200	46,200,000
Orlando-Orange County Expressway Authority, RB, VRDN (Citibank NA LIQ), 0.86%, 08/07/17(a)(c)		14,100	14,100,000
Pinellas County Housing Finance Authority (Bayside Court), Series 2011, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.87%, 08/07/17(a)		5,895	5,895,000

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Florida (continued)
Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series 2010A, RB, VRDN (MUFG Union Bank NA LOC), 0.82%, 08/07/17(a)	USD	35,705	$35,705,000
Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series 2010B, RB, VRDN (MUFG Union Bank NA LOC), 0.82%, 08/07/17(a)		20,405	20,405,000

			159,350,850

Georgia — 1.0%(a)
Gainesville & Hall County Development Authority (Lanier Village Estates, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 0.79%, 08/01/17		2,100	2,100,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group), Series 2008B, RB, VRDN (TD Bank NA LOC), 0.78%, 08/07/17		24,000	24,000,000
Municipal Electric Authority of Georgia, Series 2008B, Sub-Series B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.84%, 08/07/17		11,120	11,120,000

			37,220,000

Hawaii — 0.1%
Hawaii State Tender Option Bond Trust Receipts/ Certificates, Series 2016-XF0518, GO, VRDN (Royal Bank of Canada LIQ), 0.86%, 08/07/17(a)(b)(c)		1,900	1,900,000

			1,900,000

Idaho — 0.2%
Idaho Housing & Finance Association (Traditions at Boise Apartments Project), Series 2011A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.92%, 08/07/17(a)		6,970	6,970,000

			6,970,000

Illinois — 3.3%
City of Chicago, Series 2009B-2, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.98%, 09/20/17		3,500	3,499,965
Illinois Finance Authority (Gift of Hope Organ & Tissue Donor Network), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.82%, 08/07/17(a)		11,230	11,230,000
Illinois Finance Authority (NorthShore University HealthSystem), Series 1995, RB, VRDN (Wells Fargo Bank NA SBPA), 0.82%, 08/07/17(a)		3,720	3,720,000
Illinois Finance Authority (OSF Healthcare System Obligated Group), Series 2009D, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.84%, 08/07/17(a)		1,500	1,500,000
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science), Series 2003, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.82%, 08/07/17(a)		24,555	24,555,000
Illinois Finance Authority (University of Chicago Medical Center (The)), Series 2009E-1, RB, VRDN (Wells Fargo Bank NA LOC), 0.72%, 08/01/17(a)		7,750	7,750,000

Security	Par (000)		Value

Illinois (continued)
Illinois Finance Authority (Young Men’s Christian Association of Metropolitan Chicago), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 0.82%, 08/07/17(a)	USD	7,100	$7,100,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates, Series 2017- XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.86%, 08/07/17(a)(b)(c)		38,960	38,960,000
Illinois State Toll Highway Authority, Series 2007A-1A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.85%, 08/07/17(a)		15,000	15,000,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 0.85%, 08/07/17(a)		9,000	9,000,000
Illinois State Toll Highway Authority Tender Option Bond Trust Receipts/Certificates, Series 2015-XF2202, RB, VRDN (Citibank NA LIQ), 0.85%, 08/07/17(a)(b)(c)		1,140	1,140,000
University of Illinois, Series 1997B, RB, VRDN (Wells Fargo Bank NA LOC), 0.82%, 08/07/17(a)		2,700	2,700,000

			126,154,965

Indiana — 2.6%(a)
City of Indianapolis (Farh-Fox Lake Affordable Housing, Inc.), Series 2007, RB, VRDN (Federal National Mortgage Association LOC), 0.78%, 08/07/17		16,500	16,500,000
City of Rockport (AEP Generating Co. Project), Series 1995B, RB, VRDN (Bank of Tokyo- Mitsubishi UFJ Ltd. LOC), 0.81%, 08/07/17		22,025	22,025,000
Indiana Finance Authority, Series 2008A-2, RB, VRDN (BMO Harris Bank NA SBPA), 0.82%, 08/07/17		21,655	21,655,000
Indiana Finance Authority (Ascension Health Credit Group), Series 2008E-7, RB, VRDN, 0.78%, 08/07/17		30,125	30,125,000
Indiana Finance Authority (Goodwill Industries of Central Indiana, Inc.), Series 2006, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.86%, 08/07/17		4,035	4,035,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/17(b)(c)		2,930	2,930,000

			97,270,000

Iowa — 4.5%(a)
Iowa Finance Authority, Series 2015B, RB, VRDN (Federal Home Loan Bank SBPA), 0.84%, 08/07/17		9,050	9,050,000
Iowa Finance Authority, Series 2016E, RB, VRDN (Federal Home Loan Bank SBPA), 0.83%, 08/07/17		14,690	14,690,000
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.05%, 08/07/17		79,440	79,440,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2008B, RB, VRDN, 0.84%, 08/07/17		23,475	23,475,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2016A, RB, VRDN, 0.84%, 08/07/17		19,100	19,100,000

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Iowa (continued)
Iowa Finance Authority (Wesley Retirement Services, Inc.), Series 2003B, RB, VRDN (Bank of America NA LOC), 0.83%, 08/07/17	USD	9,150	$9,150,000
Iowa Higher Education Loan Authority (Loras College Project), Series 2000, RB, VRDN (Bank of America NA LOC), 0.74%, 08/01/17		18,850	18,850,000

			173,755,000

Kansas — 1.1%
City of Burlington (Kansas City Power & Light Co. Project), Series 2007A, RB, VRDN (Mizuho Bank Ltd. LOC), 0.87%, 08/07/17(a)		15,450	15,450,000
City of Burlington (Kansas City Power & Light Co. Project), Series 2007B, RB, VRDN (Mizuho Bank Ltd. LOC), 0.87%, 08/07/17(a)		12,500	12,500,000
City of Wichita, Series 284, GO, 1.50%, 04/13/18		15,525	15,540,991

			43,490,991

Kentucky — 1.3%
Louisville & Jefferson County Metropolitan Sewer District, Series 2016, RB, BAN, 3.50%, 11/15/17		50,000	50,403,500

			50,403,500

Louisiana — 2.1%(a)
Ascension Parish Industrial Development Board, Inc. (BASF Corp. Project), Series 2009, RB, VRDN, 0.93%, 08/07/17		8,000	8,000,000
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (Exxon Mobil Corp. Project), Series 1989, RB, VRDN, 0.73%, 08/01/17		4,405	4,405,000
Louisiana Local Government Environmental Facilities & Community Development Authority (BASF Corp. Project), Series 2000B, RB, VRDN, 0.93%, 08/07/17		7,500	7,500,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2004, RB, VRDN, 0.83%, 08/07/17		7,950	7,950,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2009A, RB, VRDN, 0.83%, 08/07/17		32,565	32,565,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 0.82%, 08/07/17		19,400	19,400,000

			79,820,000

Maryland — 4.0%
County of Baltimore (Paths at Loveton Farms LP (The)), Series 1996, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17(a)		2,085	2,085,000
County of Montgomery, Series 2009A, TECP (JPMorgan Chase Bank NA SBPA), 0.87%, 09/06/17		19,000	19,000,568
County of Montgomery, Series 2009A, TECP (JPMorgan Chase Bank NA SBPA), 0.94%, 08/08/17		9,000	9,000,156
County of Montgomery, Series 2010B, TECP (State Street Bank & Trust Co. SBPA), 0.88%, 08/15/17		25,000	24,999,500
County of Washington (Homewood Williamsport Fac), Series 2007, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17(a)		9,435	9,435,000

Security	Par (000)		Value

Maryland (continued)
Maryland Economic Development Corp. (Howard Hughes Medical Institute), Series 2008A, RB, VRDN, 0.88%, 08/07/17(a)	USD	3,085	$3,085,000
Maryland Economic Development Corp. (Howard Hughes Medical Institute), Series 2008B, RB, VRDN, 0.82%, 08/07/17(a)		56,105	56,105,000
Maryland Health & Higher Educational Facilities Authority, Series 2016-XF2231, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/17(a)(b)(c)		5,415	5,415,000
Maryland Health & Higher Educational Facilities Authority (Anne Arundel Health System Obligated Group), Series 2009B, RB, VRDN (Bank of America NA LOC), 0.80%, 08/07/17(a)		14,450	14,450,000
Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985B, RB, VRDN (TD Bank NA LOC), 0.79%, 08/07/17(a)		1,100	1,100,000
Montgomery County Housing Opportunites Commission, Series 2004C, RB, VRDN (TD Bank NA LOC), 0.78%, 08/07/17(a)		2,750	2,750,000

			147,425,224

Massachusetts — 3.3%
City of Gloucester, Series 2017, GO, BAN, 2.00%, 02/02/18		4,796	4,822,906
Commonwealth of Massachusetts (Central Artery/ Ted Williams Tunnel Infrastructure Loan Act of 2000), Series 2000A, GO, VRDN (Citibank NA SBPA), 0.81%, 08/07/17(a)		21,050	21,050,000
Massachusetts Bay Transportation Authority, Series 2010A-7, RB, VRDN, 1.12%, 02/26/18(a)		13,650	13,650,000
Massachusetts Bay Transportation Authority, Series B, TECP (Sumitomo Mitsui Banking Corp. LOC), 0.90%, 08/17/17		14,000	13,999,720
Massachusetts Department of Transportation, Series 2010A-1, RB, VRDN (TD Bank NA SBPA), 0.79%, 08/07/17(a)		2,100	2,100,000
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.), Series 2011K-1, RB, VRDN (Wells Fargo Bank NA SBPA), 0.82%, 08/07/17(a)		10,100	10,100,000
Massachusetts Water Resources Authority, Series 2008A-3, RB, VRDN (Wells Fargo Bank NA SBPA), 0.89%, 08/07/17(a)		575	575,000
RBC Municipal Products, Inc. Trust, Series 2017E-93, RB, VRDN (Royal Bank of Canada LOC), 0.85%, 08/07/17(a)(b)(c)		17,510	17,510,000
Town of Danvers, Series 2016, GO, BAN, 1.50%, 08/18/17		4,500	4,501,305
Town of Scituate, Series 2017, GO, BAN, 2.00%, 02/02/18		8,018	8,062,981
University of Massachusetts Building Authority, Series 2011-1, RB, VRDN (Wells Fargo Bank NA SBPA), 0.81%, 08/07/17(a)		8,250	8,250,000
University of Massachusetts Building Authority, Series 2011-2, RB, VRDN, 1.12%, 02/26/18(a)		11,500	11,500,000
University of Massachusetts Building Authority, Series 2017-3, RB, 3.00%, 11/01/17		2,920	2,936,440

			119,058,352

4	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 2.9%
Board of Trustees of Michigan State University, Series 2017F, TECP, 1.74%, 08/08/17	USD 11,350	$11,349,886
Kent Hospital Finance Authority (Spectrum Health System Obligated Group), Series 2008C, RB, VRDN (Bank of New York Mellon LOC), 0.83%, 08/07/17(a)	7,540	7,540,000
Michigan State Building Authority, Series II-B, RB, VRDN (Citibank NA LOC), 0.82%, 08/07/17(a)	1,100	1,100,000
Michigan Strategic Fund (Air Products & Chemicals, Inc.), Series 2007, RB, VRDN, 0.74%, 08/01/17(a)	57,350	57,350,000
Michigan Strategic Fund (Consumers Energy Co. Project), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.64%, 08/07/17(a)	26,900	26,900,000
Oakland University, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.84%, 08/07/17(a)	8,435	8,435,000

		112,674,886

Minnesota — 2.6%
City of Roseville (EagleCrest Senior Housing LLC), Series 2009, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.83%, 08/07/17(a)	11,100	11,100,000
County of Hennepin, Series 2017B, GO, VRDN (US Bank NA SBPA), 0.80%, 08/07/17(a)	11,000	11,000,000
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health Obligated Group), Series 2009C, RB, VRDN (Wells Fargo Bank NA LOC), 0.82%, 08/07/17(a)	5,860	5,860,000
Minnesota Housing Finance Agency, Series 2015G, RB, VRDN (Royal Bank of Canada SBPA), 0.83%, 08/07/17(a)	4,800	4,800,000
RBC Municipal Products, Inc. Trust, Series 2017E-89, RB, VRDN (Royal Bank of Canada LOC), 0.85%, 08/07/17(a)(b)(c)	38,000	38,000,000
Regents of the University of Minnesota, Series F, TECP, 0.89%, 09/06/17	17,100	17,099,487
University of Minnesota, TECP, 0.85%, 08/14/17	5,900	5,900,067

		93,759,554

Mississippi — 2.4%(a)
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2009C, RB, VRDN, 0.72%, 08/01/17	10,285	10,285,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2009G, RB, VRDN, 0.72%, 08/01/17	10,805	10,805,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 0.80%, 08/07/17	33,790	33,790,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010E, RB, VRDN, 0.83%, 08/07/17	17,700	17,700,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010F, RB, VRDN, 0.78%, 08/07/17	3,855	3,855,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010L, RB, VRDN, 0.77%, 08/01/17	10,505	10,505,000

		86,940,000

Security	Par (000)	Value

Missouri — 0.3%
City of Kansas (H. Roe Bartle Convention Center Project), Series 2008E, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.91%, 08/07/17(a)	USD 10,800	$10,800,000

		10,800,000

Nevada — 2.3%
City of Reno (Renown Regional Medical Center Obligated Group), Series 2008A, RB, VRDN (MUFG Union Bank NA LOC), 0.83%, 08/07/17(a)	31,940	31,940,000
Clark County School District, Series 2007B, GO, 5.00%, 12/15/17(d)	1,000	1,015,390
County of Clark Department of Aviation (Nevada Airport System), Series 2008D-2B, RB, VRDN (Royal Bank of Canada LOC), 0.83%, 08/07/17(a)	4,550	4,550,000
County of Clark Department of Aviation (Nevada Airport System), Series 2008D-3, RB, VRDN (Bank of America NA LOC), 0.88%, 08/07/17(a)	32,575	32,575,000
County of Clark Department of Aviation (Nevada Las Vegas-McCarran International Airport ), Series 2010F-2, RB, VRDN (Union Bank NA LOC), 0.88%, 08/07/17(a)	17,600	17,600,000

		87,680,390

New Hampshire — 0.3%
New Hampshire Health and Education Facilities Authority Act, Series 2006, RB, VRDN (TD Bank NA LOC), 0.78%, 08/07/17(a)	12,395	12,395,000

		12,395,000

New York — 15.2%(a)
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17	3,010	3,010,000
City of New York, Series 2008J, Sub-Series J-8, GO, VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.84%, 08/07/17(e)	8,100	8,100,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.84%, 08/07/17	4,000	4,000,000
City of New York, Series 2013A, Sub-Series A-2, GO, VRDN (Mizuho Corporate Bank LOC), 0.79%, 08/01/17	31,800	31,800,000
City of New York, Series 2013A, Sub-Series A-3, GO, VRDN (Mizuho Corporate Bank LOC), 0.79%, 08/01/17	25,500	25,500,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17	3,360	3,360,000
Erie County New York Industrial Development Agency School Facility Tender Option Bond Trust Receipts/Certificates, Series 2015- XF0112, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.89%, 08/07/17(b)(c)	4,270	4,270,000
Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 0.81%, 08/07/17	1,500	1,500,000
Hudson YDS Infrastructure Corp. New York Tender Option Bond Trust Receipts/Certificates, Series 2017-XF0550, RB, VRDN (Toronto- Dominion Bank LIQ), 0.87%, 08/07/17(b)(c)	11,250	11,250,000

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	5

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)		Value

New York (continued)
Metropolitan Transportation Authority, Series 2008A-1, RB, VRDN (TD Bank NA LOC), 0.74%, 08/01/17	USD	200	$200,000
Metropolitan Transportation Authority, Series 2016B, Sub-Series B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.81%, 08/07/17		2,100	2,100,000
Metropolitan Transportation Authority New York Tender Option Bond Trust Receipts/Certificates, Series 2016-XF0499, RB, VRDN (Toronto- Dominion Bank LIQ), 0.87%, 08/07/17(b)(c)		4,865	4,865,000
Nassau County Interim Finance Authority, Series 2008D-1, RB, VRDN (BMO Harris Bank NA SBPA), 0.82%, 08/07/17		7,750	7,750,000
Nassau Health Care Corp., Series 2009B, Sub- Series B1, RB, VRDN (TD Bank NA LOC), 0.79%, 08/07/17		550	550,000
Nassau Health Care Corp., Series 2009C, Sub- Series C2, RB, VRDN (Wells Fargo Bank NA LOC), 0.82%, 08/07/17		7,205	7,205,000
New York City Municipal Water Finance Authority, Series 2006A, Sub-Series AA-1A, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.77%, 08/01/17		14,300	14,300,000
New York City Municipal Water Finance Authority, Series 2008B, Sub-Series B-1A, RB, VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.80%, 08/07/17		18,800	18,800,000
New York City Municipal Water Finance Authority, Series 2008B, Sub-Series B-2, RB, VRDN (Royal Bank of Canada SBPA), 0.80%, 08/07/17		2,000	2,000,000
New York City Municipal Water Finance Authority, Series 2011F, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.78%, 08/01/17		39,500	39,500,000
New York City Municipal Water Finance Authority, Series 2012A, Sub-Series A-1, RB, VRDN (Mizuho Corporate Bank SBPA), 0.75%, 08/01/17		13,665	13,665,000
New York City Municipal Water Finance Authority, Series 2014B, Sub-Series BB-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.76%, 08/01/17 .		14,800	14,800,000
New York City Municipal Water Finance Authority, Series 2015B, Sub-Series BB-1, RB, VRDN (Bank of America NA SBPA), 0.72%, 08/01/17		14,600	14,600,000
New York City Transitional Finance Authority, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.78%, 08/07/17		21,900	21,900,000
New York City Transitional Finance Authority, Series 2015A, Sub-Series A-4, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.76%, 08/01/17 .		7,730	7,730,000
New York City Water & Sewer System, Series 2001F, Sub-Series F-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.79%, 08/01/17		500	500,000
New York Local Government Assistance Corp., Series 2003A-8V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.82%, 08/07/17		100	100,000
New York St Environmental Facilities Corporation St Clean Water Tender Option Bond Trust Receipts/Certificates, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 0.85%, 08/07/17(b)(c)		3,600	3,600,000

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008C, RB, VRDN (Bank of America NA LOC), 0.82%, 08/07/17	USD 10,225	$10,225,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008D, RB, VRDN (TD Bank NA LOC), 0.78%, 08/07/17	10,000	10,000,000
New York State Dormitory Authority (Rockefeller University (The)), Series 2009B, RB, VRDN (US Bank NA SBPA), 0.82%, 08/07/17(d)	200	200,000
New York State Dormitory Authority (Trustees of Columbia University), Series 2009A, RB, VRDN, 0.78%, 08/07/17	335	335,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-1, RB, VRDN (Mizuho Corporate Bank LOC), 0.88%, 08/07/17	200	200,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-2, RB, VRDN (Mizuho Corporate Bank LOC), 0.82%, 08/07/17	17,200	17,200,000
New York State Housing Finance Agency, Series 2003L, RB, VRDN (Bank of America NA LOC), 0.85%, 08/07/17	1,010	1,010,000
New York State Housing Finance Agency (33 Bond Street LLC), Series 2016A, RB, VRDN (M&T Bank Corp. LOC), 0.85%, 08/07/17	20,000	20,000,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.80%, 08/07/17	30,670	30,670,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2015A-1, RB, VRDN (Bank of New York Mellon LOC), 0.80%, 08/07/17	89,525	89,525,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Federal Home Loan Mortgage Corp. LIQ), 0.85%, 08/07/17	300	300,000
New York State Housing Finance Agency (Economic Development & Housing), Series 2005C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.82%, 08/07/17	7,650	7,650,000
New York State Urban Development Corp, Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 0.82%, 08/07/17	650	650,000
New York State Urban Development Corp. (State Facilities & Equipment), Series 2004A-3-C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.81%, 08/07/17	64,245	64,245,000
New York State Urban Development Corp. (State Facilities & Equipment), Series 2004A-3-D, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.81%, 08/07/17	985	985,000
New York Tender Option Bond Trust Receipts/ Certificates, Series 2017-XF0561, RB, TAN, VRDN (Toronto-Dominion Bank LIQ), 0.86%, 08/07/17(b)(c)	2,060	2,060,000

6	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Onondaga County Trust for Cultural Resources (Syracuse University Project), Series 2010A, RB, VRDN (Wells Fargo Bank NA LOC), 0.81%, 08/07/17	USD 1,100	$1,100,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17	4,095	4,095,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A-2, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.75%, 08/01/17	500	500,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 0.79%, 08/07/17	18,340	18,340,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005B, Sub-Series B-3, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.84%, 08/07/17	2,700	2,700,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates, Series 2017-XF0552, GO, VRDN (Toronto-Dominion Bank LIQ), 0.86%, 08/07/17(b)(c)	4,525	4,525,000
Yonkers Industrial Development Agency (Consumers Union of United States), Series 2005, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.85%, 08/07/17	17,175	17,175,000

		570,645,000

North Carolina — 1.0%(a)
City of Charlotte (Government Facilities), Series 2003F, COP, VRDN (Bank of America NA SBPA), 0.82%, 08/07/17	7,385	7,385,000
City of Charlotte Water & Sewer System, Series 2006B, RB, VRDN (Wells Fargo Bank NA SBPA), 0.79%, 08/07/17	9,995	9,995,000
North Carolina Capital Facilities Finance Agency, RB, VRDN (Citibank NA LIQ), 0.86%, 08/07/17(b)(c)	2,580	2,580,000
North Carolina Capital Facilities Finance Agency (Meredith College), Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 0.82%, 08/07/17	7,270	7,270,000
North Carolina Capital Facilities Finance Agency (Triangle Aquatic Center Project), Series 2006, RB, VRDN (Wells Fargo Bank NA LOC), 0.82%, 08/07/17	4,040	4,040,000
Raleigh Durham Airport Authority, Series 2008C, RB, VRDN (Royal Bank of Canada LOC), 0.80%, 08/07/17	3,400	3,400,000

		34,670,000

Ohio — 2.3%
American Municipal Power, Inc. (City of Newton Falls Project), Series 2017, RB, BAN, 2.00%, 06/21/18	1,495	1,505,824
City of Kirtland, Series 2017, GO, BAN, 2.00%, 06/21/18	540	543,515
City of Springfield, Series 2016, GO, BAN, 1.50%, 08/03/17	1,000	1,000,030
City of Youngstown, Series 2016, GO, BAN, 1.88%, 09/14/17	2,200	2,202,904

Security	Par (000)	Value

Ohio (continued)
County of Allen (Catholic Healthcare Partners), Series 2010C, RB, VRDN (Union Bank NA LOC), 0.72%, 08/01/17(a)	USD 41,910	$41,910,000
County of Franklin (Nationwide Children’s Hospital, Inc. Project), Series 2015B, RB, VRDN, 0.79%, 08/07/17(a)	10,900	10,900,000
Ohio State University (The), Series 2008B, RB, VRDN, 0.80%, 08/07/17(a)	24,845	24,845,000
State of Ohio, Series 2004A, GO, VRDN, 0.82%, 08/07/17(a)	1,940	1,940,000

		84,847,273

Pennsylvania — 0.7%(a)
Blair County Industrial Development Authority (Homewood Retirement Centers Obligated Group), Series 2004, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17	5,000	5,000,000
Chester County Health & Education Facilities Authority (Immaculata University Project), Series 2013S-3, RB, VRDN (M&T Bank Corp. LOC), 0.84%, 08/07/17	13,165	13,165,000
Geisinger Authority Pennsylvania Health System Tender Option Bond Trust Receipts/Certificates, Series 2017-XF0543, RB, VRDN (Royal Bank of Canada LIQ), 0.85%, 08/07/17(b)(c)	4,000	4,000,000
General Authority of Southcentral Pennsylvania (Homewood Retirement Centers Obligated Group), Series 2003, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17	3,945	3,945,000
Lycoming County Authority (Lycoming College Project), Series 2013S1, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17	4,175	4,175,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 0.79%, 08/01/17	900	900,000
Montgomery County Industrial Development Authority (Big Little Associate Project), Series 1999A, RB, VRDN (Wells Fargo Bank NA LOC), 1.02%, 08/07/17	205	205,000

		31,390,000

South Carolina — 0.8%
City of Columbia Waterworks & Sewer System, Series 2009, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.82%, 08/07/17(a)	12,925	12,925,000
Kershaw County School District, Series 2017, GO, BAN, 4.00%, 02/08/18	15,000	15,242,700
South Carolina St Public Service Authority Tender Option Bond Trust Receipts/Certificates, Series 2016-XM0384, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/17(a)(b)(c)	2,000	2,000,000

		30,167,700

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	7

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 1.1%
Clarksville Public Building Authority (Tennessee Municipal Bond), Series 1999, RB, VRDN (Bank of America NA LOC), 0.89%, 08/07/17(a)	USD 5,505	$5,505,000
Metro Government of Nashville, Series B-2, TECP (MUFG Union Bank NA SBPA), 0.92%, 10/04/17	8,300	8,299,253
Metro Government of Nashville, Series B-2, TECP (MUFG Union Bank NA SBPA), 0.95%, 10/11/17	11,500	11,499,080
Metropolitan Government Nashville & Davidson County Improvement District No 1, Series B-1, TECP (MUFG Union Bank NA SBPA), 0.90%, 08/04/17	17,000	17,000,000

		42,303,333

Texas — 15.0%
Austin Texas Electric Utility System Tender Option Bond Trust Receipts/Certificates, Series 2015- XF0220, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.92%, 08/07/17(a)(b)(c)	27,745	27,745,000
Bexar County Housing Finance Corp. (AAMHA LLC Project), Series 2000, RB, VRDN (Federal National Mortgage Association LOC), 0.87%, 08/07/17(a)	4,205	4,205,000
City of Austin Water & Wastewater System, Series 2008, RB, VRDN (Citibank NA LOC), 0.82%, 08/07/17(a)	55,200	55,200,000
City of Garland, TECP (Sumitomo Mitsui Banking Corp. LOC), 0.91%, 08/08/17	30,000	29,999,700
City of Garland, TECP (Sumitomo Mitsui Banking Corp. LOC), 1.00%, 08/15/17	4,000	3,999,720
City of Houston, Series E-2, TECP (Wells Fargo Bank NA SBPA), 0.94%, 09/08/17	8,000	7,999,680
City of Houston Combined Utility System, Series 2004B-5, RB, VRDN (Wells Fargo Bank NA LOC), 0.82%, 08/07/17(a)	14,990	14,990,000
Fort Bend Independent School District, Series A, TECP (JPMorgan Chase Bank NA LOC), 0.98%, 09/21/17	3,500	3,500,094
Fort Bend Independent School District, Series A, TECP (JPMorgan Chase Bank NA LOC), 0.96%, 09/12/17	5,000	4,999,000
Fort Bend Independent School District, Series A, TECP (JPMorgan Chase Bank NA LOC), 0.94%, 09/01/17	2,400	2,399,640
Fort Bend Independent School District, Series A, TECP (JPMorgan Chase Bank NA LOC), 1.87%, 09/25/17	7,000	7,000,162
Harris County Cultural Education Facilities Finance Corp., Series C-1, TECP (Methodist Hospital Obligated Group), 0.93%, 08/09/17 .	26,200	26,200,000
Harris County Cultural Education Facilities Finance Corp., Series C-1, TECP (Methodist Hospital Obligated Group), 0.94%, 08/16/17 .	35,500	35,500,000
Harris County Cultural Education Facilities Finance Corp., Series C-1, TECP (Methodist Hospital Obligated Group), 0.88%, 08/30/17 .	23,000	22,999,540
Harris County Cultural Education Facilities Finance Corp., Series C-2, TECP (Methodist Hospital Obligated Group), 0.88%, 08/30/17 .	28,570	28,569,429
Harris County Health Facilities Development Corp. (Methodist Hospital Obligated Group), Series 2008A-1, RB, VRDN, 0.75%, 08/01/17(a)	23,190	23,190,000

Security	Par (000)	Value

Texas (continued)
Harris County Health Facilities Development Corp. (Methodist Hospital Obligated Group), Series 2008A-2, RB, VRDN, 0.75%, 08/01/17(a)	USD 38,530	$38,530,000
Lower Neches Valley Authority Industrial Development Corp. (Exxon Mobil Corp. Project), Series 2010, RB, VRDN, 0.73%, 08/01/17(a)	28,610	28,610,000
North Texas Tollway Authority, Series 2009D, RB, VRDN (Royal Bank of Canada LOC), 0.82%, 08/07/17(a)	70,875	70,875,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2012, RB, VRDN, 0.88%, 08/07/17(a)	6,000	6,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources LP), Series 2002B, RB, VRDN, 0.88%, 08/07/17(a)	7,500	7,500,000
San Antonio Electric & Gas, Series C, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.94%, 09/07/17	30,000	30,001,230
San Antonio Water System, Series A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.94%, 09/06/17	6,000	5,999,820
San Antonio Water System, Series A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.94%, 09/07/17	20,000	19,999,200
San Jacinto College District, Series 2015-XF2010, GO, VRDN (Morgan Stanley Bank LIQ), 0.85%, 08/07/17(a)(b)(c)	3,000	3,000,000
State of Texas, Series 2011C, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.83%, 08/07/17(a)	14,200	14,200,000
Texas A&M University, Series B, TECP, 0.90%, 09/20/17	6,500	6,499,610
Texas Transportation Commission State Highway Fund., Series 2014-B1, RB, VRDN (Sumitomo Mitsui Banking Corp. LIQ), 0.81%, 08/07/17(a)	9,500	9,500,000
Texas Water Development Board Tender Option Bond Trust Receipts/Certificates, Series 2015-XF2201, RB, VRDN (Citibank NA LIQ), 0.85%, 08/07/17(a)(b)(c)	300	300,000
University of Texas System (The), Series A, TECP, 0.85%, 08/17/17	19,000	18,999,810

		558,511,635

Utah — 2.1%
City of Murray (IHC Health Services, Inc.), Series 2003B, RB, VRDN, 0.83%, 08/07/17(a)	15,500	15,500,000
City of South Jordan, Series 2017, RB, 3.00%, 08/15/17	75	75,066
City of West Jordan (Broadmoor Village Apartments LLC), Series 2004, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.89%, 08/07/17(a)	9,675	9,675,000
County of Emery (PacifiCorp Project), Series 1994, RB, VRDN (Canadian Imperial Bank LOC), 0.80%, 08/07/17(a)	27,935	27,935,000
County of Utah, Series 2016C, RB, VRDN (BMO Harris Bank NA SBPA), 0.81%, 08/07/17(a)	24,225	24,225,000
County of Weber (IHC Health Services, Inc.), Series 2000B, RB, VRDN (US Bank NA SBPA), 0.79%, 08/07/17(a)	3,050	3,050,000

		80,460,066

8	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 0.7%
Vermont Educational & Health Buildings Financing Agency (Norwich University Project), Series 2008, RB, VRDN (TD Bank NA LOC), 0.79%, 08/07/17(a)	USD 25,950	$25,950,000

		25,950,000

Virginia — 0.3%(a)
Alexandria Industrial Development Authority (Young Men’s Christian Association of Metropolitan Washington Facility), Series 1998, RB, VRDN (M&T Bank Corp. LOC), 0.92%, 08/07/17	1,545	1,545,000
Loudoun County Economic Development Authority (Howard Hughes Medical Institute), Series 2003F, RB, VRDN, 0.88%, 08/07/17	3,050	3,050,000
University of Virginia, RB, VRDN (Citibank NA LIQ), 0.86%, 08/07/17(b)(c)	2,110	2,110,000
Virginia College Building Authority (Washington & Lee University (The)), Series 2015B, RB, VRDN, 0.82%, 08/07/17	3,800	3,800,000

		10,505,000

Washington — 0.5%(a)
Washington State Housing Finance Commission (Living Care Center Project), Series 2000, RB, VRDN (Wells Fargo Bank NA LOC), 0.83%, 08/07/17	9,490	9,490,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 0.82%, 08/07/17	2,400	2,400,000
Washington State Housing Finance Commission (Traditions at South Hill Apartments Project), Series 2011A-B, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.92%, 08/07/17	2,180	2,180,000

		14,070,000

Wisconsin — 0.9%(a)
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 0.83%, 08/07/17	25,250	25,250,000
Wisconsin Housing & Economic Development Authority, Series 2016C, RB, VRDN (Royal Bank of Canada SBPA), 0.83%, 08/07/17	6,600	6,600,000

		31,850,000

Security	Par (000)	Value

Wyoming — 0.1%(a)
County of Sweetwater (PacifiCorp Project), Series 1992B, RB, VRDN (Bank of Nova Scotia LOC), 0.81%, 08/07/17	USD 4,200	$4,200,000
County of Sweetwater (PacifiCorp Project), Series 1994, RB, VRDN (Bank of Nova Scotia LOC), 0.81%, 08/07/17	1,275	1,275,000

		5,475,000

Total Municipal Bonds — 93.3% (Cost: $3,510,974,609)		3,510,995,816

Closed-End Investment Companies — 3.0%

California — 0.9%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 4 VRDP (Citibank NA LIQ), 1.80%, 08/07/2017(a)(b)	35,200	35,200,000

New York — 2.0%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 1 VRDP (Citibank NA LIQ), 3.60%, 08/07/2017(a)(b)	76,500	76,500,000

Ohio — 0.1%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2 VRDP (Citibank NA LIQ), 0.92%, 08/07/17(a)(b)	2,900	2,900,000

Total Closed-End Investment Companies — 3.0% (Cost: $114,600,000)		114,600,000

Total Investments — 96.3% (Cost: $3,625,574,609)(f)		3,625,595,816
Other Assets Less Liabilities — 3.7%		137,575,920

Net Assets — 100.0%		$3,763,171,736

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Cost for U.S. federal income tax purposes.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	9

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniCash

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$ –	$3,625,595,816	$ –	$3,625,595,816

	$ –	$3,625,595,816	$ –	$3,625,595,816

(a)	See above Schedule of Investments for values in each state.

During the period ended July 31, 2017, there were no transfers between levels.

10	SCHEDULE OF INVESTMENTS

Schedule of Investments July 31, 2017 (Unaudited)	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds — 96.2%

Arizona — 0.7%(a)
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008E, RB, VRDN (Bank of America NA LOC), 0.84%, 08/07/17	USD	1,300	$1,300,000
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008F, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.81%, 08/07/17		290	290,000

			1,590,000

California — 8.8%
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-1, RB, VRDN (Bank of America NA LOC), 0.88%, 08/07/17(a)		5,000	5,000,000
Eastern Municipal Water District, Series 2017B, RB, VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.85%, 08/07/17(a)		6,600	6,600,000
Metropolitan Water District of Southern California (Securities Industry & Financial Markets Association Index Mode), Series 2017D, RB, VRDN, 0.87%, 07/18/18(a)		3,000	3,000,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.78%, 08/07/17(a)		500	500,000
Southern California Public Power Authority (Magnolia Power Project), Series 2009A-2, RB, VRDN (Wells Fargo Bank NA LOC), 0.77%, 08/07/17(a)		500	500,000
State of California, Series A-1, TECP, 0.93%, 09/08/17		3,000	3,000,000
State of California, Series A-5, TECP, 0.87%, 08/10/17		2,000	2,000,000

			20,600,000

Colorado — 1.1%(a)
Colorado Housing & Finance Authority, Series 2006A-2, RB, VRDN (Federal Home Loan Bank SBPA), 0.88%, 08/07/17		100	100,000
Sheridan Redevelopment Agency, Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 0.86%, 08/07/17		2,205	2,205,000

			2,305,000

Connecticut — 2.8%
Connecticut Housing Finance Authority, Series 2014C, Sub-Series 2014C-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.83%, 08/07/17(a)		5,595	5,595,000
Town of Manchester, Series 2017, GO, 2.00%, 02/21/18		400	401,989
Town of South Windsor, Series 2017, GO, BAN, 2.00%, 02/15/18		500	502,684

			6,499,673

District of Columbia — 3.0%
Metropolitan Washington Airports Authority, Series 1, TECP (JPMorgan Chase Bank NA LOC), 0.90%, 08/28/17		7,000	7,000,000

			7,000,000

Security	Par (000)		Value
Florida — 6.5%
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 0.82%, 08/07/17(a)	USD	1,000	$1,000,000
County of Miami-Dade Water & Sewer System, Series B-1, TECP (Sumitomo Mitsui Banking Corp. LOC), 0.89%, 08/08/17		6,000	6,000,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 0.79%, 08/01/17(a)		3,190	3,190,000
Orlando-Orange County Expressway Authority, RB, VRDN (Citibank NA LIQ), 0.86%, 08/07/17(a)(b)		5,000	5,000,000

			15,190,000

Hawaii — 0.9%
Hawaii State Tender Option Bond Trust Receipts/ Certificates, Series 2016-XF0518, GO, VRDN (Royal Bank of Canada LIQ), 0.86%, 08/07/17(a)(b)(c)		2,000	2,000,000

			2,000,000

Illinois — 5.1%
City of Chicago, Series 2009B-2, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.98%, 09/20/17		1,000	1,000,000
Illinois Finance Authority (Center on Deafness Project), Series 2008, RB, VRDN (BMO Harris Bank NA LOC), 0.82%, 08/07/17(a)		1,500	1,500,000
Illinois Finance Authority (NorthShore University HealthSystem), Series 1995, RB, VRDN (Wells Fargo Bank NA SBPA), 0.82%, 08/07/17(a)		500	500,000
Illinois Finance Authority (OSF Healthcare System Obligated Group), Series 2009D, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.84%, 08/07/17(a)		6,000	6,000,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates, Series 2017- XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.86%, 08/07/17(a)(b)(c)		2,000	2,000,000
Illinois State Toll Highway Authority, Series 2007A- 2D, RB, VRDN (Bank of America NA LOC), 0.85%, 08/07/17(a)		1,000	1,000,000

			12,000,000

Indiana — 3.7%(a)
Indiana Finance Authority, Series 2008A-2, RB, VRDN (BMO Harris Bank NA SBPA), 0.82%, 08/07/17		6,060	6,060,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/17(b)(c)		2,600	2,600,000

			8,660,000

Iowa — 4.1%(a)
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.05%, 08/07/17		8,500	8,500,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2008B, RB, VRDN, 0.84%, 08/07/17		1,200	1,200,000

			9,700,000

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Kentucky — 2.6%
Louisville & Jefferson County Metropolitan Sewer District, Series 2016, RB, BAN, 3.50%, 11/15/17	USD	6,000	$6,045,926

			6,045,926

Louisiana — 4.6%(a)
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008B, RB, VRDN, 0.82%, 08/07/17		400	400,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 0.82%, 08/07/17		10,400	10,400,000

			10,800,000

Maryland — 1.2%(a)
County of Baltimore (Odyssey School Facility (The)), Series 2001, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17		1,275	1,275,000
Maryland Health & Higher Educational Facilities Authority, Series 2016-XF2231, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/17(b)(c)		1,495	1,495,000

			2,770,000

Massachusetts — 1.4%
City of Gloucester, Series 2017, GO, BAN, 2.00%, 02/02/18		300	301,459
Massachusetts Bay Transportation Authority, Series B, TECP (Sumitomo Mitsui Banking Corp. LOC), 0.90%, 08/17/17		1,000	1,000,000
Town of Scituate, Series 2017, GO, BAN, 2.00%, 02/02/18		2,000	2,010,033

			3,311,492

Michigan — 2.1%
Board of Trustees of Michigan State University, Series 2017F, TECP, 0.87%, 08/08/17		5,000	5,000,000

			5,000,000

Minnesota — 4.3%
Minnesota Housing Finance Agency, Series 2015G, RB, VRDN (Royal Bank of Canada SBPA), 0.83%, 08/07/17(a)		5,225	5,225,000
Regents of the University of Minnesota, Series F, TECP, 0.84%, 08/08/17		5,000	5,000,000

			10,225,000

Mississippi — 2.4%
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010K, RB, VRDN, 0.77%, 08/01/17(a)		5,600	5,600,000

			5,600,000

New Jersey — 2.6%
Burlington County Bridge Commission, Series 2016, RB, 2.00%, 11/16/17		4,000	4,013,366
County of Passaic, Series 2016A, GO, BAN, 2.00%, 12/11/17		2,000	2,006,291

			6,019,657

Security	Par (000)		Value
New York — 10.9%
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17(a)	USD	3,610	$3,610,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.84%, 08/07/17(a)		2,535	2,535,000
City of New York, Series 2013A, Sub-Series A-3, GO, VRDN (Mizuho Corporate Bank LOC), 0.79%, 08/01/17(a)		5,360	5,360,000
City of New York, Series 2014D-4, GO, VRDN (TD Bank NA LOC), 0.74%, 08/01/17(a)		700	700,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 0.84%, 08/07/17(a)		400	400,000
Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 0.81%, 08/07/17(a)		500	500,000
Metropolitan Transportation Authority, Series 2017A, Sub-Series 2017A-2D, RB, BAN, 2.00%, 10/02/17		500	500,917
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008C, RB, VRDN (Bank of America NA LOC), 0.82%, 08/07/17(a)		5,000	5,000,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2015A-1, RB, VRDN (Bank of New York Mellon LOC), 0.80%, 08/07/17(a)		1,855	1,855,000
Niagara Area Development Corp. (Niagara University Project), Series 2012B, RB, VRDN (HSBC Bank USA NA LOC), 0.86%, 08/07/17(a)		4,405	4,405,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 0.85%, 08/07/17(a)(b)(c)		500	500,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates, Series 2017-XF0552, GO, VRDN (Toronto-Dominion Bank LIQ), 0.86%, 08/07/17(a)(b)(c)		300	300,000

			25,665,917

North Carolina — 1.5%
County of New Hanover, Series 2006, GO, VRDN (Wells Fargo Bank NA SBPA), 0.82%, 08/07/17(a)		3,595	3,595,000

			3,595,000

Ohio — 4.3%
American Municipal Power, Inc. (City of Newton Falls Project), Series 2017, RB, BAN, 2.00%, 06/21/18		100	100,711
American Municipal Power, Inc. (Village of Monroeville Project), Series 2017, RB, BAN, 2.25%, 04/26/18		790	795,805
City of Kirtland, Series 2017, GO, BAN, 2.00%, 06/21/18		500	503,284
City of Marion, Series 2016, GO, BAN, 2.00%, 09/07/17		1,000	1,001,078
City of Springfield, Series 2016, GO, BAN, 1.50%, 08/03/17		850	850,032
City of Uhrichsville, Series 2017, GO, BAN, 2.00%, 06/28/18		925	932,049

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Ohio (continued)
City of Youngstown, Series 2016, GO, BAN, 1.88%, 09/14/17	USD	550	$550,608
Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2013B, RB, VRDN (Wells Fargo Bank NA SBPA), 0.72%, 08/01/17(a)(d)		4,000	4,000,000
Ohio Water Development Authority Water Pollution Control Loan Fund, Series 2016A, RB, VRDN (BMO Harris Bank NA LIQ), 0.84%, 08/07/17(a)		1,305	1,305,000

			10,038,567

Pennsylvania — 1.5%
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 0.79%, 08/01/17(a)		3,530	3,530,000

			3,530,000

South Carolina — 1.3%
Kershaw County School District, Series 2017, GO, BAN, 4.00%, 02/08/18		3,000	3,046,138

			3,046,138

Tennessee — 0.4%
Metro Government of Nashville, Series B-2, TECP (MUFG Union Bank NA SBPA), 0.95%, 10/11/17		1,000	1,000,000

			1,000,000

Texas — 12.6%
City of Garland, TECP (Sumitomo Mitsui Banking Corp. LOC), 1.00%, 08/15/17		1,000	1,000,000
City of Houston, Series E-2, TECP (Wells Fargo Bank NA SBPA), 0.94%, 09/08/17		2,000	2,000,000
Fort Bend Independent School District, Series A, TECP (JPMorgan Chase Bank NA LOC), 0.94%, 09/01/17		2,000	2,000,000
Fort Bend Independent School District, Series A, TECP (JPMorgan Chase Bank NA LOC), 0.94%, 09/06/17		3,000	3,000,000
Fort Bend Independent School District, Series A, TECP (JPMorgan Chase Bank NA LOC), 0.96%, 09/12/17		3,000	3,000,000
Fort Bend Independent School District, Series A, TECP (JPMorgan Chase Bank NA LOC), 0.98%, 09/25/17		500	500,000
Harris County Cultural Education Facilities Finance Corp., Series C-1, TECP (Methodist Hospital Obligated Group), 0.88%, 08/30/17		4,000	4,000,000
Harris County Cultural Education Facilities Finance Corp., Series C-1, TECP (Methodist Hospital Obligated Group), 0.94%, 08/16/17		4,500	4,500,000
Harris County Cultural Education Facilities Finance Corp., Series C-1, TECP (Methodist Hospital Obligated Group), 0.93%, 08/09/17		1,500	1,500,000

Security	Par (000)		Value

Texas (continued)
Lower Neches Valley Authority Industrial Development Corp. (Exxon Mobil Corp. Project), Series 2001A, RB, VRDN, 0.71%, 08/01/17(a)	USD	3,760	$3,760,000
Port of Arthur Navigation District (ATOFINA Petrochemicals, Inc.), Series 2002C, RB, VRDN, 0.88%, 08/07/17(a)		1,500	1,500,000
San Antonio Electric & Gas, Series B, TECP, 0.99%, 09/13/17		1,000	1,000,000
San Antonio Water System, Series A, TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.94%, 09/06/17		1,000	1,000,000
Texas Transportation Commission State Highway Fund., Series 2014-B1, RB, VRDN (Sumitomo Mitsui Banking Corp. LIQ), 0.81%, 08/07/17(a)		1,000	1,000,000

			29,760,000

Utah — 4.7%(a)
County of Emery (PacifiCorp Project), Series 1994, RB, VRDN (Canadian Imperial Bank LOC), 0.80%, 08/07/17		1,750	1,750,000
County of Utah, Series 2016C, RB, VRDN (BMO Harris Bank NA SBPA), 0.81%, 08/07/17		9,000	9,000,000

			10,750,000

Virginia — 1.1%(a)
Lynchburg Economic Development Authority (Centra Health Obligated Group), Series 2017B, RB, VRDN (Branch Banking & Trust Co. LOC), 0.70%, 08/01/17		1,000	1,000,000
Virginia College Building Authority (Washington & Lee University (The)), Series 2015B, RB, VRDN, 0.82%, 08/07/17		1,600	1,600,000

			2,600,000

Total Municipal Bonds — 96.2% (Cost: $225,302,370)			225,302,370

Closed-End Investment Companies — 3.6%

New York — 1.9%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 1 VRDP (Citibank NA LIQ), 1.80%, 08/07/2017(a)(c)		4,500	4,500,000

Ohio — 1.7%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2 VRDP (Citibank NA LIQ), 0.92%, 08/07/17(a)(c)		4,000	4,000,000

Total Closed-End Investment Companies — 3.6% (Cost: $8,500,000)			8,500,000

Total Investments — 99.8% (Cost: $233,802,370)(e)			233,802,370

Other Assets Less Liabilities — 0.2%			421,026

Net Assets — 100.0%			$234,223,396

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued) July 31, 2017 (Unaudited)	MuniFund

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$–	$233,802,370	$–	$233,802,370

	$–	$233,802,370	$–	$233,802,370

(a)	See above Schedule of Investments for values in each state.

During the period ended July 31, 2017, there were no transfers between levels.

4	SCHEDULE OF INVESTMENTS

Schedule of Investments July 31, 2017 (Unaudited)	New York Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 97.6%
New York — 97.6%(a)
Albany Industrial Development Agency (Corning Preserve/Hudson Riverfront Development Project), Series 2002, RB, VRDN (Keybank NA LOC), 0.88%, 08/07/17	USD 730	$730,000
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17	700	700,000
City of New York, Series 2008L-3, GO, VRDN (Bank of America NA LOC), 0.72%, 08/01/17	300	300,000
City of New York, Series 2012G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.74%, 08/01/17	300	300,000
City of New York, Series 2015F-6, GO, VRDN (JP Morgan Chase Bank NA SBPA), 0.76%, 08/01/17	200	200,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17	500	500,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 0.84%, 08/07/17	800	800,000
Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 0.81%, 08/07/17	100	100,000
Metropolitan Transportation Authority, Series 2015E-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.79%, 08/07/17	300	300,000
Metropolitan Transportation Authority, Series 2016B, Sub-Series B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.81%, 08/07/17	400	400,000
Nassau Health Care Corp., Series 2009B, Sub- Series B1, RB, VRDN (TD Bank NA LOC), 0.79%, 08/07/17	300	300,000
Nassau Health Care Corp., Series 2009C, Sub- Series C2, RB, VRDN (Wells Fargo Bank NA LOC), 0.82%, 08/07/17	435	435,000
New York City Health & Hospital Corp. (HHC Capital Corp.), Series 2008C, RB, VRDN (TD Bank NA LOC), 0.85%, 08/07/17	300	300,000
New York City Transitional Finance Authority, Series 2012A, Sub-Series 2012A-4, RB, VRDN (Northern Trust Co. SBPA), 0.74%, 08/01/17	200	200,000
New York City Transitional Finance Authority, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.78%, 08/07/17	300	300,000
New York City Water & Sewer System, Series 2001F, Sub-Series F-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 0.79%, 08/01/17	100	100,000
New York City Water & Sewer System, Series 2012A-2, RB, VRDN (Mizuho Corporate Bank SBPA), 0.72%, 08/01/17	200	200,000
New York City Water & Sewer System, Series 2016BB-1B, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.77%, 08/01/17	200	200,000
New York Local Government Assistance Corp., Series 2003A-8V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.82%, 08/07/17	700	700,000

Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008D, RB, VRDN (TD Bank NA LOC), 0.78%, 08/07/17	USD 200	$200,000
New York State Dormitory Authority (Rockefeller University (The)), Series 2009B, RB, VRDN (US Bank NA SBPA), 0.82%, 08/07/17(b)	1,100	1,100,000
New York State Dormitory Authority (St John’s University), Series 2008B-1, RB, VRDN (Bank of America NA LOC), 0.82%, 08/07/17	300	300,000
New York State Dormitory Authority (Trustees of Columbia University), Series 2005B, RB, VRDN, 0.75%, 08/07/17	200	200,000
New York State Dormitory Authority (Trustees of Columbia University), Series 2009A, RB, VRDN, 0.78%, 08/07/17	415	415,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-1, RB, VRDN (Mizuho Corporate Bank LOC), 0.88%, 08/07/17	400	400,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-2, RB, VRDN (Mizuho Corporate Bank LOC), 0.82%, 08/07/17	300	300,000
New York State Housing Finance Agency, Series 2003L, RB, VRDN (Bank of America NA LOC), 0.85%, 08/07/17	700	700,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 0.80%, 08/07/17	250	250,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Federal Home Loan Mortgage Corp. LOC), 1.65%, 08/07/17	700	700,000
New York State Housing Finance Agency (606 West 57th Street Housing), Series 2016A, RB, VRDN (Wells Fargo Bank NA LOC), 0.83%, 08/07/17	300	300,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2014A, RB, VRDN (Bank of New York Mellon LOC), 0.80%, 08/07/17	200	200,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2015A-1, RB, VRDN (Bank of New York Mellon LOC), 0.80%, 08/07/17	600	600,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Federal National Mortgage Association LOC), 1.66%, 08/07/17	400	400,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.87%, 08/07/17	850	850,000
New York State Urban Development Corp, Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 0.82%, 08/07/17	700	700,000

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) July 31, 2017 (Unaudited)	New York Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Onondaga County Industrial Development Agency (Syracuse University Project), Series 2008B, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.79%, 08/07/17	USD 200	$200,000
Onondaga County Trust for Cultural Resources (Syracuse University Project), Series 2010A, RB, VRDN (Wells Fargo Bank NA LOC), 0.81%, 08/07/17	100	100,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (M&T Bank Corp. LOC), 0.87%, 08/07/17	700	700,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A-1, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.75%, 08/01/17	100	100,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 0.85%, 08/07/17(c)(d)	1,000	1,000,000

Security	Par (000)	Value
New York (continued)
Westchester County Industrial Development Agency (Northern Westchester Hospital Association), Series 2004, RB, VRDN (TD Bank NA LOC), 0.78%, 08/07/17	USD 600	$600,000

Total Municipal Bonds — 97.6% (Cost: $17,380,000)		17,380,000

Closed-End Investment Companies — 2.8%
New York — 2.8%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 3 VRDP (Citibank NA LIQ), 0.90%, 08/07/17(a)(d)	500	500,000

Total Closed-End Investment Companies — 2.8% (Cost: $500,000)		500,000

Total Investments — 100.4% (Cost: $17,880,000)(e)		17,880,000
Liabilities in Excess of Other Assets — (0.4)%		(69,203)

Net Assets — 100.0%		$17,810,797

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	New York Money Fund

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$–	$17,880,000	$–	$17,880,000

	$–	$17,880,000	$–	$17,880,000

(a)	See above Schedule of Investments for values in the state.

During the period ended July 31, 2017, there were no transfers between levels.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments July 31, 2017 (Unaudited)	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Certificates of Deposit — 26.1%

Domestic — 1.7%
Bank of America NA, 1.28%, 10/03/17(a)	USD	2,000	$1,999,967
Wells Fargo Bank NA:
1.36%, 12/20/17(a)		5,000	5,000,588
1.60%, 07/27/18		6,000	6,003,065

			13,003,620

Yankee — 24.4%(b)
Bank of Montreal, Chicago:
1.24%, 08/01/17		4,000	3,999,998
1.68%, 08/11/17(a)		350	350,055
1.32%, 10/02/17		5,000	5,000,379
1.57%, 03/15/18(a)		2,000	2,002,387
Bank of Tokyo-Mitsubishi Ltd., New York, 1.50%, 10/16/17		2,000	2,001,045
BNP Paribas SA, New York, 1.25%, 09/18/17		5,000	5,000,481
Cooperatieve Rabobank UA, New York, 1.68%, 08/16/17(a)		210	210,047
Credit Industriel et Commercial, New York:
1.78%, 08/16/17(a)		555	555,149
1.39%, 01/10/18(a)		7,000	7,001,869
1.56%, 04/13/18		2,000	1,999,621
Credit Suisse AG, New York:
1.45%, 11/07/17(a)		3,000	3,001,333
1.50%, 01/04/18		4,000	4,000,562
Dexia Credit Local SA, New York(a):
1.54%, 01/12/18		2,000	2,001,726
1.45%, 02/01/18		3,000	3,000,900
Mitsubishi Trust & Bank, Los Angeles, 1.53%, 11/08/17		3,000	3,001,769
Mitsubishi UFJ Trust & Banking Corp., New York, 1.42%, 12/05/17(a)		5,000	5,000,008
Mizuho Bank Ltd., New York(a):
1.63%, 08/29/17		4,000	4,001,422
1.52%, 10/06/17		2,000	2,001,062
1.45%, 11/08/17		2,000	2,000,776
1.43%, 02/12/18		5,000	4,999,628
Norinchukin Bank, New York:
1.17%, 08/08/17		5,000	4,999,987
1.58%, 08/24/17(a)		4,500	4,501,178
1.50%, 10/27/17		2,000	2,001,009
1.41%, 02/21/18(a)		12,000	11,999,275
Oversea-Chinese Banking Corp. Ltd., New York:
1.21%, 09/01/17		5,000	4,999,762
1.51%, 04/18/18		4,000	3,999,992
1.45%, 07/18/18(a)		2,000	2,000,162
Royal Bank of Canada, New York(a):
1.67%, 08/04/17		10,025	10,025,560
1.55%, 03/16/18		1,000	1,001,054
1.47%, 04/19/18		3,000	3,001,615
Sumitomo Mitsui Banking Corp., New York(a):
1.53%, 10/04/17		5,000	5,002,128
1.50%, 11/10/17		2,000	2,000,875
1.42%, 01/19/18		8,000	8,000,494
1.43%, 02/05/18		4,000	4,000,073
Sumitomo Mitsui Trust Bank Ltd., New York:
1.18%, 08/07/17		15,000	15,000,000
1.57%, 09/15/17(a)		2,250	2,250,874
1.49%, 10/10/17(a)		3,000	3,001,137
1.40%, 12/04/17(a)		8,000	8,000,853
1.43%, 01/19/18 - 02/05/18(a)		5,000	5,000,369

Security		Par (000)	Value
Yankee (continued)
Svenska Handelsbanken AB, New York:
1.34%, 12/22/17(a)	USD	4,000	$4,000,621
1.55%, 07/13/18		7,000	7,001,651
Toronto-Dominion Bank, New York:
1.30%, 09/25/17		3,000	3,000,329
1.40%, 12/08/17		5,000	5,001,444
1.56%, 03/13/18(a)		2,000	2,002,503
UBS AG, Stamford, 1.50%, 06/01/18(a)		5,000	4,999,943

			187,923,105

Total Certificates of Deposit — 26.1% (Cost: $200,891,416)			200,926,725

Commercial Paper — 48.6%

Albion Capital Corp. SA, 1.22%, 08/04/17(c)		20,000	19,997,453
Alpine Securitization Ltd., 1.25%, 08/21/17(c)		1,000	999,285
Antalis SA, 1.37%, 10/03/17(c)(d)		12,310	12,282,097
ASB Finance Ltd., 1.70%, 09/06/17(a)(d)		7,650	7,653,983
Bank of Nova Scotia (The), 1.30%, 10/12/17(c)(d)		5,000	4,987,195
Bedford Row Funding Corp., 1.45%, 04/26/18(a)(d)		4,000	4,001,538
CAFCO LLC, 1.15%, 08/17/17(c)(d)		3,000	2,998,352
CDP Financial, Inc.(c):
1.20%, 08/01/17		4,550	4,549,859
1.44%, 01/22/18(d)		10,500	10,432,064
Charta Corp., 1.32%, 09/27/17(c)		9,000	8,981,310
Collateralized Commercial Paper Co. LLC, 1.54%, 10/26/17(a)		1,000	1,000,649
Commonwealth Bank of Australia, 1.55%, 03/16/18(a)(d)		3,000	3,004,164
DBS Bank Ltd.:
1.32%, 10/05/17(c)		4,750	4,739,498
1.32%, 12/12/17(a)(d)		8,000	8,000,116
1.33%, 01/12/18(a)(d)		8,000	7,999,966
DNB Bank ASA, 1.54%, 03/23/18(a)(d)		3,000	3,003,862
Erste Abwicklungsanstalt:
1.29%, 09/25/17(a)(d)		7,000	7,000,683
1.30%, 10/25/17(c)		5,000	4,985,714
Federation des caisses Desjardins du Quebec (The), 1.62%, 07/18/18(c)		4,000	3,939,182
ING US Funding LLC(a):
1.43%, 11/01/17		4,000	4,001,553
1.36%, 12/12/17		7,000	7,001,271
Kells Funding LLC, 1.31%, 10/27/17(c)		10,000	9,968,784
LMA-Americas LLC, 1.25%, 09/05/17(c)(d)		3,000	2,996,238
Macquarie Bank Ltd.(c)(d):
1.14%, 08/03/17		5,000	4,999,502
1.30%, 09/14/17		2,000	1,996,838
1.40%, 10/04/17		5,000	4,988,282
Matchpoint Finance plc, 1.17%, 08/01/17(c)(d)		15,000	14,999,470
Nationwide Building Society, 1.21%, 09/01/17(c)(d)		3,000	2,996,317
Nederlandse Waterschapsbank NV:
1.19%, 08/02/17 - 08/03/17(c)(d)		20,000	19,998,452
Nieuw Amsterdam Receivables Corp., 1.17%, 09/25/17(c)(d)		15,000	14,969,970
NRW Bank, 1.22%, 08/15/17(c)(d)		15,000	14,992,750
Old Line Funding LLC(a)(d):
1.35%, 12/11/17		3,000	3,000,311
1.45%, 06/21/18		4,000	4,000,769

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) July 31, 2017 (Unaudited)	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Paper (continued)

Ontario Teachers’ Finance Trust, 1.46%, 02/22/18(c)(d)	USD	5,800	$5,752,673
Oversea-Chinese Banking Corp. Ltd.(a)(d):
1.34%, 12/08/17		5,000	5,000,417
1.42%, 05/10/18		3,000	3,000,593
1.41%, 06/08/18		2,000	2,000,060
1.44%, 07/13/18		3,000	3,000,555
PSP Capital, Inc., 1.38%, 06/01/18(a)(d)		7,000	7,000,568
Ridgefield Funding Co. LLC(c)(d):
1.25%, 08/07/17		5,024	5,022,828
1.25%, 09/15/17		5,000	4,991,944
1.48%, 10/05/17		2,000	1,995,314
1.49%, 12/18/17		2,000	1,989,166
Starbird Funding Corp.(c)(d):
1.17%, 08/01/17		15,000	14,999,470
1.18%, 08/21/17		5,000	4,996,191
1.50%, 10/02/17		375	374,111
Suncorp-Metway Ltd., 1.37%, 08/28/17(c)		3,000	2,996,969
Thunder Bay Funding LLC(a)(d):
1.35%, 12/11/17		5,000	5,000,906
1.45%, 06/20/18		4,000	4,000,801
Toyota Credit Canada, Inc., 1.41%, 12/07/17(c) .		6,000	5,973,447
Toyota Motor Credit Corp., 1.43%, 03/13/18(a)		6,000	6,001,693
United Overseas Bank Ltd.(c)(d):
1.18%, 08/04/17		20,000	19,997,453
1.18%, 08/23/17		2,000	1,998,504
Versailles Commercial Paper LLC, 1.23%, 08/31/17(c)(d)		5,000	4,994,614
Victory Receivables Corp.(c)(d):
1.25%, 08/28/17		17,000	16,983,538
1.32%, 09/27/17		6,000	5,987,733

Security		Par (000)	Value
Commercial Paper (continued)

Westpac Banking Corp.(d):
1.55%, 03/15/18(a)	USD	3,000	$3,003,957
1.55%, 07/20/18(c)		4,500	4,433,094

Total Commercial Paper — 48.6% (Cost: $372,926,666)			372,964,076

Time Deposits — 18.5%

Credit Industriel et Commercial, 1.07%, 08/01/17		10,000	10,000,000
DND NOR Bank ASA, 1.07%, 08/01/17		10,000	10,000,000
ING Bank NV, 1.22%, 08/07/17		10,000	10,000,000
KBC Bank NV, 1.08%, 08/01/17		30,000	30,000,000
Natixis SA, 1.08%, 08/01/17		27,005	27,005,000
Nordea Bank AB, 1.07%, 08/01/17		30,000	30,000,000
Skandinaviska Enskilda Banken AB, 1.08%, 08/01/17		25,000	25,000,000

Total Time Deposits — 18.5% (Cost: $142,005,000)			142,005,000

Total Repurchase Agreements — 6.7% (Cost: $51,500,000)			51,500,000

Total Investments — 99.9% (Cost: $767,323,082)(e)			767,395,801

Other Assets Less Liabilities — 0.1%			606,275

Net Assets — 100.0%			$768,002,076

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	1.26%(a)	07/31/17	08/01/17	$1,000	$1,000	$1,000,035	Corporate/Debt Obligations, 0.01% to 7.05%, due 12/17/18 to 09/15/27	$1,053,942	$1,065,539
Citigroup Global Markets, Inc.	1.71 (a)	07/31/17	08/01/17	3,500	3,500	3,500,166	Corporate/Debt Obligations, 2.86% to 4.86%, due 07/25/44 to 04/10/47	4,161,094	3,745,000
Credit Suisse Securities USA LLC	1.41 (a)	07/31/17	08/01/17	4,000	4,000	4,000,157	Corporate/Debt Obligation, 1.58%, due 03/25/33	5,065,000	4,600,647
	1.68 (a)	07/31/17	08/01/17	3,000	3,000	3,000,140	Corporate/Debt Obligation, 1.58%, due 03/25/33	3,800,000	3,451,621

Total Credit Suisse Securities USA LLC					$7,000				$8,052,268
Federal Reserve Bank of New York	1.00	07/31/17	08/01/17	4,000	4,000	4,000,111	U.S. Treasury Obligation, 3.75%, due 08/15/41	3,391,400	4,000,177

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
HSBC Securities USA, Inc.	1.36%	(a)	07/31/17	08/01/17	$10,000	$10,000	$10,000,378	U.S. Government Sponsored Agency Obligations, 0.00% to 3.00%, due 08/12/17 to 06/20/46	$11,200,000	$10,417,657
	1.66	(a)	07/31/17	08/01/17	3,000	3,000	3,000,138	U.S. Government Sponsored Agency Obligation and Corporate/Debt Obligation, 0.00% to 3.00%, due 06/06/19 to 06/20/46	3,368,000	3,062,413

Total HSBC Securities USA, Inc.						$13,000				$13,480,070
JP Morgan Securities LLC	1.28	(a)	07/31/17	08/01/17	8,000	8,000	8,000,284	Corporate/Debt Obligation, 0.00%, due 08/23/17	8,410,000	8,403,587
	1.34	(a)	07/31/17	08/01/17	1,000	1,000	1,000,037	Corporate/Debt Obligation, 1.49%, due 11/15/48	16,485,000	1,070,220
	1.81	(a)	07/31/17	08/01/17	1,000	1,000	1,000,050	Corporate/Debt Obligation, 5.00%, due 02/05/30	1,150,000	1,152,240

Total JP Morgan Securities LLC						$10,000				$10,626,047
Mizuho Securities USA LLC	2.25	(a)	07/31/17	08/01/17	6,000	6,000	6,000,376	U.S. Treasury Obligation, 0.13%, due 04/15/21	5,912,200	6,120,071
RBC Capital Markets LLC	1.24	(a)	07/31/17	08/01/17	2,000	2,000	2,000,069	Corporate/Debt Obligation, 0.00%, due 11/27/22	3,000,000	2,543,580
Wells Fargo Securities LLC	1.31	(a)	07/31/17	08/01/17	5,000	5,000	5,000,182	Corporate/Debt Obligations, 3.50% to 4.39%, due 12/15/45 to 02/15/48	5,393,226	5,350,001
Total						$51,500				$54,982,753

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued) July 31, 2017 (Unaudited)	TempCash

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$–	$767,395,801	$–	$767,395,801

	$–	$767,395,801	$–	$767,395,801

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

4	SCHEDULE OF INVESTMENTS

Schedule of Investments July 31, 2017 (Unaudited)	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Certificates of Deposit — 29.8%

Domestic — 3.2%
Bank of America NA, 1.43%, 09/18/17(a)	USD	65,000	$65,018,509
Wells Fargo Bank NA:
1.72%, 10/16/17(a)		200,000	200,197,978
1.36%, 12/20/17(a)		100,000	100,011,752
1.60%, 07/27/18		73,000	73,037,285

			438,265,524

Yankee — 26.6%(b)
Bank of Montreal, Chicago:
1.24%, 08/01/17		250,000	249,999,900
1.26%, 08/04/17		75,000	75,000,040
1.32%, 10/02/17		50,000	50,003,786
1.76%, 11/27/17(a)		99,000	99,144,585
1.77%, 01/11/18(a)		50,000	50,092,875
Bank of Tokyo-Mitsubishi Ltd., New York, 1.36%, 08/30/17		25,000	25,003,174
BNP Paribas SA, New York, 1.25%, 09/18/17		100,000	100,009,629
Canadian Imperial Bank of Commerce, New York(a):
1.73%, 10/13/17		150,000	150,146,931
1.78%, 12/01/17		50,000	50,082,048
Credit Industriel et Commercial, New York:
1.39%, 01/10/18(a)		135,000	135,036,041
1.56%, 04/13/18		200,000	199,962,088
Credit Suisse AG, New York:
1.45%, 11/07/17(a)		100,000	100,044,451
1.50%, 01/04/18		50,000	50,007,023
Dexia Credit Local SA, New York(a):
1.64%, 11/22/17		140,000	140,145,800
1.54%, 01/12/18		115,000	115,099,275
DZ Bank AG Deutsche Zentral- Genossenschaftsbank, New York, 1.20%, 08/28/17		55,000	54,997,848
Kookmin Bank, New York(a):
1.82%, 08/10/17		25,500	25,504,671
1.83%, 08/15/17 - 08/17/17		20,000	20,005,795
Korea Development Bank, New York, 1.35%, 08/17/17		25,000	25,001,849
Mitsubishi Trust & Bank, Los Angeles, 1.53%, 11/08/17		30,000	30,017,694
Mitsubishi UFJ Trust & Banking Corp., New York, 1.42%, 02/07/18(a)		50,000	49,999,556
Mizuho Bank Ltd., New York(a):
1.63%, 08/29/17		21,000	21,007,467
1.52%, 10/06/17		125,000	125,066,389
1.43%, 02/12/18		35,000	34,997,398
Norinchukin Bank, New York, 1.41%, 02/21/18(a)		35,000	34,997,884
Oversea-Chinese Banking Corp. Ltd., New York:
1.51%, 04/18/18		94,000	93,999,804
1.45%, 07/18/18(a)		53,000	53,004,295
Royal Bank of Canada, New York,
1.67%, 08/04/17(a)		100,000	100,005,588
Sumitomo Mitsui Banking Corp., New York(a):
1.39%, 09/15/17		75,000	75,064,908
1.43%, 02/05/18		50,000	50,000,916
Sumitomo Mitsui Trust Bank Ltd., New York:
1.18%, 08/07/17		145,000	145,000,000
1.43%, 02/05/18(a)		80,000	80,001,466
1.42%, 02/06/18(a)		100,000	100,001,242

Security	Par (000)		Value
Yankee (continued)
Svenska Handelsbanken AB, New York:
1.34%, 12/22/17(a)	USD	125,000	$125,019,410
1.55%, 07/13/18		147,000	147,034,670
Toronto-Dominion Bank, New York:
1.30%, 09/25/17		120,000	120,013,171
1.75%, 11/22/17(a)		35,000	35,049,495
1.40%, 12/08/17		110,000	110,031,760
1.56%, 03/13/18(a)		75,000	75,093,846
UBS AG, Stamford(a):
1.73%, 04/02/18		75,000	75,140,405
1.50%, 06/01/18		175,000	174,997,996

			3,570,833,169

Total Certificates of Deposit — 29.8% (Cost: $4,007,569,513)			4,009,098,693

Commercial Paper — 37.6%
Albion Capital Corp. SA, 1.30%, 09/26/17(c)		71,291	71,155,773
Alpine Securitization Ltd., 1.25%, 08/21/17(c)		75,000	74,946,362
Antalis SA, 1.37%, 10/03/17(c)(d)		63,000	62,857,200
ASB Finance Ltd., 1.69%, 02/12/18(a)(d)		13,200	13,224,842
Bank of Nova Scotia (The)(d):
1.69%, 08/01/17(a)		50,000	50,000,742
1.67%, 08/04/17(a)		60,000	60,003,379
1.30%, 10/12/17(c)		75,000	74,807,919
1.75%, 11/22/17(a)		60,000	60,078,778
BPCE SA, 1.22%, 08/04/17(c)(d)		100,000	99,986,933
Canadian Imperial Bank of Commerce, 1.76%, 01/19/18(a)(d)		100,000	100,204,792
CDP Financial, Inc., 1.45%, 01/22/18(c)(d)		14,000	13,909,418
Charta Corp., 1.32%, 09/27/17(c)		30,000	29,937,698
Commonwealth Bank of Australia(a)(d):
1.70%, 10/13/17		24,000	24,022,054
1.69%, 10/16/17		40,000	40,036,973
1.66%, 10/26/17		25,000	25,023,701
1.66%, 02/09/18		50,000	50,090,267
1.55%, 03/16/18		77,000	77,106,873
CRC Funding LLC, 1.20%, 09/06/17(c)		49,650	49,585,958
Crown Point Capital Co. LLC, 1.20%, 08/04/17(c)(d)		14,000	13,998,140
DBS Bank Ltd.:
1.32%, 10/05/17(c)		75,000	74,834,175
1.32%, 12/12/17(a)(d)		100,000	100,001,453
DNB Bank ASA, 1.54%, 03/23/18(a)(d)		100,000	100,128,743
Erste Abwicklungsanstalt, 1.29%, 09/25/17(a)(d)		100,000	100,009,760
Federation des caisses Desjardins du Quebec (The), 1.62%, 07/18/18(c)		91,000	89,616,396
Gotham Funding Corp., 1.30%, 09/27/17(c)(d)		82,500	82,331,329
HSBC Bank plc, 1.48%, 02/09/18(a)(d)		40,000	40,057,876
ING US Funding LLC(a):
1.43%, 11/01/17		75,000	75,029,114
1.36%, 12/12/17		60,000	60,010,892
Kells Funding LLC, 1.31%, 10/27/17(c)		40,000	39,875,138
Liberty Street Funding LLC, 1.23%, 08/03/17(c)		98,000	97,990,241
LMA-Americas LLC(c)(d):
1.25%, 08/14/17 - 08/18/17		69,000	68,960,617
1.25%, 09/05/17		97,000	96,878,362
Macquarie Bank Ltd.(c)(d):
1.30%, 09/14/17		60,000	59,905,125
1.40%, 10/04/17		100,000	99,765,639

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) July 31, 2017 (Unaudited)	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Paper (continued)
Matchpoint Finance plc(c):
1.17%, 08/01/17(d)	USD	220,000	$219,992,227
1.51%, 01/04/18		14,000	13,908,295
National Australia Bank Ltd., 1.67%, 10/17/17(a)(d)		50,000	50,044,626
Nationwide Building Society, 1.21%, 09/01/17(c)(d)		100,000	99,877,244
Natixis SA, 1.16%, 08/04/17(c)		50,000	49,993,589
Nederlandse Waterschapsbank NV:
1.19%, 08/02/17 - 08/03/17(c)(d)		153,195	153,183,036
Nieuw Amsterdam Receivables Corp.,
1.17%, 09/25/17(c)(d)		70,000	69,859,860
NRW Bank, 1.22%, 08/15/17(c)(d)		135,000	134,934,750
Old Line Funding LLC, 1.35%, 12/11/17(a)(d)		95,000	95,009,858
Oversea-Chinese Banking Corp. Ltd.(a)(d):
1.46%, 03/28/18		100,000	100,054,600
1.42%, 05/10/18		50,000	50,009,888
1.41%, 06/08/18 - 06/14/18		128,000	128,002,861
1.42%, 06/15/18		52,000	52,000,159
1.44%, 07/13/18		54,000	54,009,994
Ridgefield Funding Co. LLC(c)(d):
1.25%, 09/15/17		75,000	74,879,154
1.48%, 10/05/17		98,000	97,770,386
Starbird Funding Corp.(c):
1.17%, 08/01/17(d)		85,000	84,996,997
1.25%, 09/06/17		50,000	49,931,396
1.50%, 10/02/17(d)		24,000	23,943,132
1.51%, 01/03/18 - 01/04/18		58,000	57,621,539
Thunder Bay Funding LLC, 1.35%, 12/11/17(a)(d)		25,000	25,004,528
Toronto-Dominion Holdings USA, Inc.,
1.21%, 09/08/17(c)		100,000	99,868,267
Toyota Credit Canada, Inc., 1.41%, 12/07/17(c)		22,000	21,902,641
Toyota Motor Credit Corp., 1.43%, 03/13/18(a)		100,000	100,028,213
United Overseas Bank Ltd.:
1.18%, 08/04/17 - 08/07/17(c)(d)		130,000	129,973,819
Versailles Commercial Paper LLC,
1.23%, 08/31/17(c)(d)		95,000	94,897,661
Victory Receivables Corp.(c)(d):
1.25%, 08/28/17		133,000	132,871,212
1.24%, 09/05/17 - 09/07/17		150,000	149,806,596
1.32%, 09/27/17		31,000	30,936,621

Security	Par (000)		Value
Commercial Paper (continued)
Westpac Banking Corp.(d):
1.66%, 10/20/17(a)	USD	60,000	$60,052,837
1.73%, 11/21/17(a)		25,000	25,032,957
1.66%, 02/09/18(a)		125,000	125,225,761
1.55%, 03/15/18(a)		50,000	50,065,954
1.45%, 04/13/18(a)		123,000	123,099,386
1.55%, 07/20/18(c)		21,750	21,426,621
Westpac Securities NZ Ltd., 1.71%, 01/26/18(a)(d)		35,000	35,066,161

Total Commercial Paper - 37.6% (Cost: $5,060,071,911)			5,061,655,488

Time Deposits — 19.4%
ANZ Bank New Zealand Ltd., 1.08%, 08/01/17		441,000	441,000,000
Credit Agricole Corporate and Investment Bank SA, 1.07%, 08/01/17		125,356	125,356,000
ING Bank NV, 1.22%, 08/07/17		343,000	343,000,000
KBC Bank NV, 1.08%, 08/01/17		600,000	600,000,000
Natixis SA, 1.08%, 08/01/17		400,000	400,000,000
Nordea Bank AB, 1.07%, 08/01/17		550,000	550,000,000
Skandinaviska Enskilda Banken AB, 1.08%, 08/01/17		150,000	150,000,000

Total Time Deposits — 19.4% (Cost: $2,609,356,000)			2,609,356,000

Total Repurchase Agreements — 9.4% (Cost: $1,267,500,000)			1,267,500,000

Total Investments — 96.2% (Cost: $12,944,497,424)(e)			12,947,610,181
Other Assets Less Liabilities — 3.8%			512,728,088

Net Assets — 100.0%			$13,460,338,269

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	TempFund

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	1.71%(a)	07/31/17	08/01/17	$174,500	$174,500	$174,508,267	Corporate/Debt Obligations, 0.00% to 6.22%, due 11/25/18 to 09/15/58	$873,632,347	$186,715,000
Credit Suisse Securities USA LLC	1.41 (a)	07/31/17	08/01/17	75,000	75,000	75,002,938	Corporate/Debt Obligations, 3.00% to 7.23%, due 09/16/19 to 02/25/54	120,545,000	90,001,662
	1.68 (a)	07/31/17	08/01/17	75,000	75,000	75,003,503	Corporate/Debt Obligations, 0.00% to 5.00%, due 11/10/35 to 05/25/55	100,859,457	90,002,723

Total Credit Suisse Securities USA LLC					$150,000				$180,004,385
Federal Reserve Bank of New York	1.00	07/31/17	08/01/17	18,000	18,000	18,000,500	U.S. Treasury Obligation, 3.75%, due 08/15/41	15,261,100	18,000,561
HSBC Securities USA, Inc.	1.28 (a)	07/31/17	08/01/17	28,000	28,000	28,000,996	Corporate/Debt Obligations, 0.00% to 5.10%, due 10/05/17 to 08/01/22	33,819,000	33,601,432
	1.36 (a)	07/31/17	08/01/17	65,000	65,000	65,002,456	Corporate/Debt Obligations, 1.40% to 7.20%, due 10/07/17 to 07/12/47	67,608,000	68,255,539
	1.66 (a)	07/31/17	08/01/17	50,000	50,000	50,002,306	Corporate/Debt Obligations, 1.13% to 5.25%, due 08/21/17 to 12/15/46	50,072,000	52,503,050

Total HSBC Securities USA, Inc.					$143,000				$154,360,021
JP Morgan Securities LLC	1.28 (a)	07/31/17	08/01/17	51,000	51,000	51,001,813	Corporate/Debt Obligations, 0.00%, due 08/07/17 to 08/30/17	53,610,000	53,554,756
	1.69 (a)	07/31/17	08/01/17	100,000	100,000	100,004,696	U.S. Government Sponsored Agency Obligation and Corporate/Debt Obligations, 0.85% to 7.89%, due 08/15/22 to 04/25/57	769,946,043	119,982,067
	1.81 (a)	07/31/17	08/01/17	100,000	100,000	100,005,029	U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 1.01% to 6.48%, due 12/25/28 to 11/25/57	174,548,119	115,004,226

Total JP Morgan Securities LLC					$251,000				$288,541,049
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.76 (a)	07/31/17	08/01/17	68,000	68,000	68,003,324	Corporate/Debt Obligations, 1.61% to 5.99%, due 08/10/45 to 04/06/46	347,373,603	85,000,000
Mizuho Securities USA LLC	1.36 (a)	07/31/17	08/01/17	55,000	55,000	55,002,078	Corporate/Debt Obligations, 3.00% to 12.00%, due 02/06/19 to 06/15/45	54,859,516	57,925,047
	1.56 (a)	07/31/17	08/01/17	45,000	45,000	45,001,950	Corporate/Debt Obligations, 5.20% to 12.00%, due 06/15/18 to 12/31/49	77,133,041	51,552,685

Total Mizuho Securities USA LLC					$100,000				$109,477,732

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued) July 31, 2017 (Unaudited)	TempFund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
RBC Capital Markets LLC	1.24%(a)	07/31/17	08/01/17	$253,000	$253,000	$253,008,714	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 2.35% to 7.45%, due 01/01/26 to 07/20/47	$2,203,250,993	$262,253,230
Wells Fargo Securities LLC	1.31 (a)	07/31/17	08/01/17	110,000	110,000	110,004,003	Corporate/Debt Obligations, 1.55% to 6.31%, due 07/15/29 to 09/15/58	115,376,879	117,700,001
Total					$1,267,500				$1,402,051,979

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$–	$12,947,610,181	$–	$12,947,610,181

	$–	$12,947,610,181	$–	$12,947,610,181

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

4	SCHEDULE OF INVESTMENTS

Schedule of Investments July 31, 2017 (Unaudited)	T-Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations — 47.9%

U.S. Treasury Bills(a):
0.63%, 08/03/17	USD	751,595	$751,568,874
0.62%, 08/10/17		312,880	312,831,504
0.67%, 08/24/17		463,025	462,826,800
0.84%, 09/07/17		519,290	518,844,348
0.91%, 09/28/17		146,385	146,171,563
0.95%, 10/12/17		870,545	868,890,965
0.95%, 10/19/17		501,000	499,961,051
0.96%, 10/26/17		819,000	817,131,543
0.00%, 11/02/17(b)		1,937,930	1,932,688,442
1.02%, 11/09/17		238,734	238,060,703
1.03%, 11/16/17		228,235	227,540,887
1.05%, 11/24/17		1,500,000	1,494,968,750
1.07%, 12/07/17		374,565	373,139,988
1.11%, 12/14/17		114,180	113,708,898
1.13%, 01/04/18		359,965	358,218,490
1.10%, 01/11/18		1,100,000	1,094,536,557
1.11%, 01/18/18		845,900	841,473,297
1.20%, 07/19/18		600,000	593,018,667
U.S. Treasury Notes:
0.88% - 4.75%, 08/15/17		609,275	609,465,150
0.63% - 1.88%, 08/31/17		1,461,795	1,462,148,429
1.00%, 09/15/17		1,140,310	1,140,590,639
0.88%, 10/15/17		231,000	231,061,866

Security	Par (000)		Value
U.S. Treasury Obligations (continued)

U.S. Treasury Notes: (continued)
1.35%, 10/31/17(c)	USD	840,447	$840,396,110
0.88% - 4.25%, 11/15/17		386,000	388,430,231
0.88%, 11/30/17		36,585	36,592,805
0.75%, 12/31/17		610,931	610,210,344
0.88%, 01/15/18		160,000	159,928,589
0.75% - 2.63%, 01/31/18		1,600,890	1,602,997,491
3.50%, 02/15/18		89,645	90,877,174
0.75%, 02/28/18		419,540	418,942,187
1.00%, 03/15/18		500,000	500,231,575
2.88%, 03/31/18		380,000	384,445,579
1.37%, 04/30/18(c)		2,269,580	2,269,889,470
1.36%, 07/31/18(c)		869,985	870,041,375
1.35%, 10/31/18(c)		1,159,385	1,159,351,178
1.32%, 01/31/19(c)		704,326	704,638,082
1.25%, 04/30/19(c)		577,775	577,774,376

Total U.S. Treasury Obligations — 47.9% (Cost: $25,703,593,977)			25,703,593,977

Total Repurchase Agreements — 51.3% (Cost: $27,515,553,750)			27,515,553,750

Total Investments — 99.2% (Cost: $53,219,147,727)(d)			53,219,147,727

Other Assets Less Liabilities — 0.8%			439,703,368

Net Assets — 100.0%			$53,658,851,095

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Zero-coupon bond.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.00%		07/31/17	08/01/17	$125,000	$125,000	$125,003,472	U.S. Treasury Obligations, 0.00% to 2.75%, due 01/11/18 to 02/15/45	$127,817,841	$127,500,063
	1.03		07/31/17	08/01/17	43,750	43,750	43,751,252	U.S. Treasury Obligations, 0.75% to 2.25%, due 01/31/18 to 02/15/41	43,464,800	44,625,052
	1.04	(a)	07/14/17	08/07/17	100,000	100,000	100,069,333	U.S. Treasury Obligations, 1.00% to 3.13%, due 05/31/18 to 02/15/47	98,467,400	102,000,038

Total Bank of Montreal						$268,750				$274,125,153
Bank of Nova Scotia (The)	1.03		07/31/17	08/01/17	4,000	4,000	4,000,114	U.S. Treasury Obligations, 0.00% to 2.50%, due 11/09/17 to 05/15/46	4,054,900	4,080,146
Barclays Capital, Inc.	1.03		07/31/17	08/01/17	600,000	600,000	600,017,167	U.S. Treasury Obligations, 0.00% to 3.00%, due 05/15/18 to 05/15/45	616,817,023	612,000,063

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) July 31, 2017 (Unaudited)	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	1.02%		07/31/17	08/01/17	$750,000	$750,000	$750,021,250	U.S. Treasury Obligations, 0.00% to 9.13%, due 08/15/17 to 11/15/45	$752,010,500	$765,000,007
	1.04		07/31/17	08/01/17	8,000	8,000	8,000,231	U.S. Treasury Obligations, 1.13% to 8.88%, due 08/15/17 to 07/31/21	8,347,800	8,160,014
	1.04	(a)	07/14/17	08/07/17	456,755	456,755	457,071,683	U.S. Treasury Obligations, 0.00% to 6.38%, due 11/16/17 to 02/15/38	441,077,201	465,890,100
	1.06	(a)	07/05/17	08/04/17	837,000	837,000	837,739,350	U.S. Treasury Obligations, 0.00% to 9.13%, due 12/07/17 to 02/15/44	808,199,229	853,740,000
	1.07		07/31/17	08/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 1.75%, due 10/31/20	504,950,500	510,000,005
	1.07		07/31/17	08/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 1.63%, due 11/30/20	508,094,700	510,000,055
	1.07		07/31/17	08/01/17	500,000	500,000	500,014,861	U.S. Treasury Obligation, 1.88%, due 05/31/22	507,462,700	510,000,014
	1.07	(a)	07/03/17	08/02/17	580,000	580,000	580,517,167	U.S. Treasury Obligations, 0.00% to 9.13%, due 08/10/17 to 02/15/46	564,905,400	591,600,024

Total BNP Paribas SA						$4,131,755				$4,214,390,219
Citigroup Global Markets, Inc.	1.03		07/25/17	08/01/17	70,000	70,000	70,014,019	U.S. Treasury Obligations, 1.13% to 2.13%, due 07/31/21 to 11/30/23	72,793,400	71,400,064
	1.04		07/31/17	08/01/17	1,000	1,000	1,000,029	U.S. Treasury Obligation, 1.50%, due 03/31/23	1,039,600	1,020,066
	1.04		07/31/17	08/01/17	350,000	350,000	350,010,111	U.S. Treasury Obligations, 1.38% to 2.50%, due 02/15/20 to 05/15/46	371,526,400	357,000,000

Total Citigroup Global Markets, Inc.						$421,000				$429,420,130
Credit Agricole Corporate & Investment Bank SA	1.04		07/31/17	08/01/17	1,300,000	1,300,000	1,300,037,556	U.S. Treasury Obligations, 0.13% to 2.88%, due 04/15/18 to 02/15/44	1,238,214,543	1,326,000,051
	1.04		07/31/17	08/01/17	1,093,000	1,093,000	1,093,031,576	U.S. Treasury Obligations, 0.13% to 3.00%, due 05/15/26 to 05/15/47	1,153,148,100	1,114,860,003
	1.04		07/31/17	08/01/17	500,000	500,000	500,014,444	U.S. Treasury Obligations, 0.13% to 2.50%, due 04/30/19 to 01/15/29	474,751,100	510,000,068
	1.04		07/26/17	08/02/17	191,500	191,500	191,538,726	U.S. Treasury Obligations, 0.63% to 1.63%, due 06/30/18 to 04/30/23	197,157,000	195,330,034
	1.04		07/27/17	08/03/17	500,000	500,000	500,101,111	U.S. Treasury Obligation, 1.50%, due 03/31/23	519,766,500	510,000,087

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	T-Fund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.04%		07/28/17	08/04/17	$500,000	$500,000	$500,101,111	U.S. Treasury Obligations, 0.13% to 2.13%, due 08/31/17 to 12/31/22	$496,877,200	$510,000,088

Total Credit Agricole Corporate & Investment Bank SA						$4,084,500				$4,166,190,331
Deutsche Bank Securities, Inc.	1.07		07/31/17	08/01/17	150,000	150,000	150,004,458	U.S. Treasury Obligations, 1.88% to 3.13%, due 08/31/22 to 08/15/44	149,307,600	153,000,020
Federal Reserve Bank of New York	1.00		07/31/17	08/01/17	4,500,000	4,500,000	4,500,124,999	U.S. Treasury Obligation, 3.13%, due 02/15/43	4,239,002,100	4,500,125,099
Goldman Sachs & Co. LLC	1.00		07/31/17	08/01/17	20,000	20,000	20,000,556	U.S. Treasury Obligation, 0.00%, due 02/15/25	24,128,020	20,400,000
HSBC Securities USA, Inc.	1.03		07/25/17	08/01/17	662,000	662,000	662,132,584	U.S. Treasury Obligations, 0.00%, due 11/15/27 to 08/15/37	1,017,225,219	675,242,723
	1.03	(a)	07/31/17	08/01/17	1,251,000	1,251,000	1,251,035,793	U.S. Treasury Obligations, 0.00%, due 08/15/27 to 05/15/47	2,175,029,103	1,276,022,356
	1.03		07/31/17	08/01/17	270,000	270,000	270,007,725	U.S. Treasury Obligations, 0.00%, due 11/15/40 to 11/15/43	577,091,000	275,401,659
	1.03		07/31/17	08/01/17	3,000	3,000	3,000,086	U.S. Treasury Obligation, 0.00%, due 11/15/43	6,660,000	3,061,535
	1.03		07/26/17	08/02/17	432,000	432,000	432,086,520	U.S. Treasury Obligations, 0.00%, due 11/15/40 to 11/15/44	924,725,500	440,641,413
	1.03		07/27/17	08/03/17	500,000	500,000	500,100,139	U.S. Treasury Obligations, 0.00%, due 02/15/28 to 05/15/47	941,777,656	510,001,197

Total HSBC Securities USA, Inc.						$3,118,000				$3,180,370,883
JP Morgan Securities LLC	1.04	(a)	07/31/17	08/01/17	250,000	250,000	250,007,222	U.S. Treasury Obligations, 1.38% to 2.00%, due 01/31/21 to 04/30/24	255,929,400	255,003,065
	1.04		07/31/17	08/01/17	514,500	514,500	514,514,863	U.S. Treasury Obligations, 0.00%, due 08/15/17 to 02/15/47	771,443,272	524,791,670

Total JP Morgan Securities LLC						$764,500				$779,794,735
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.04		07/31/17	08/01/17	1,000	1,000	1,000,029	U.S. Treasury Obligation, 1.88%, due 07/31/22	1,018,000	1,020,068
	1.04		07/31/17	08/01/17	700,000	700,000	700,020,222	U.S. Treasury Obligations, 0.00% to 3.88%, due 01/25/18 to 04/15/29	671,589,870	714,000,034

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$701,000				$715,020,102
Morgan Stanley & Co. LLC	1.00		07/31/17	08/01/17	10,000	10,000	10,000,278	U.S. Treasury Obligations, 0.00% to 6.25%, due 01/04/18 to 08/15/23	8,014,400	10,200,053
MUFG Securities Americas, Inc.	1.02		07/31/17	08/01/17	513,000	513,000	513,014,535	U.S. Treasury Obligations, 0.00% to 8.75%, due 08/31/17 to 02/15/47	503,963,700	523,260,025
	1.06	(a)	07/31/17	08/01/17	250,000	250,000	250,007,361	U.S. Treasury Obligations, 0.00% to 8.88%, due 08/31/17 to 08/15/46	246,890,000	255,000,034

Total MUFG Securities Americas, Inc.						$763,000				$778,260,059

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued) July 31, 2017 (Unaudited)	T-Fund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
National Australia Bank Ltd.	1.07%		07/31/17	08/01/17	$513,225	$513,225	$513,240,254	U.S. Treasury Obligation, 1.13%, due 01/15/21	$450,000,000	$523,489,500
	1.07		07/31/17	08/01/17	503,750	503,750	503,764,973	U.S. Treasury Obligation, 2.38%, due 08/15/24	500,000,000	513,825,000

Total National Australia Bank Ltd.						$1,016,975				$1,037,314,500
Natixis SA	1.04	(a)	07/31/17	08/01/17	750,000	750,000	750,021,667	U.S. Treasury Obligations, 0.13% to 8.13%, due 09/30/17 to 05/15/47	753,478,200	765,000,058
Nomura Securities International, Inc.	1.04		07/31/17	08/01/17	1,400,000	1,400,000	1,400,040,445	U.S. Treasury Obligations, 0.00% to 8.50%, due 08/17/17 to 05/15/46	1,439,343,600	1,428,000,028
Prudential Insurance Co. of America	1.07		07/31/17	08/01/17	35,438	35,438	35,438,553	U.S. Treasury Obligation, 0.00%, due 02/15/40	70,000,000	36,146,600
	1.07		07/31/17	08/01/17	70,500	70,500	70,502,095	U.S. Treasury Obligation, 0.00%, due 05/15/30	100,000,000	71,910,000
	1.07		07/31/17	08/01/17	35,325	35,325	35,326,050	U.S. Treasury Obligation, 0.00%, due 11/15/35	60,000,000	36,031,800
	1.07		07/31/17	08/01/17	247,500	247,500	247,507,356	U.S. Treasury Obligation, 2.88%, due 08/15/45	250,000,000	252,450,000
	1.07		07/31/17	08/01/17	27,236	27,236	27,237,060	U.S. Treasury Obligation, 2.25%, due 03/31/21	27,000,000	27,781,110

Total Prudential Insurance Co. of America						$415,999				$424,319,510
RBC Capital Markets LLC	1.02		07/31/17	08/01/17	19,600	19,600	19,600,555	U.S. Treasury Obligations, 0.75% to 2.00%, due 08/15/19 to 11/15/26	20,176,300	19,992,095
Societe Generale SA	1.03		07/28/17	08/04/17	380,500	380,500	380,576,206	U.S. Treasury Obligations, 0.00% to 3.13%, due 11/16/17 to 08/15/44	436,745,350	388,110,000
	1.05		07/31/17	08/07/17	170,475	170,475	170,509,805	U.S. Treasury Obligations, 2.38% to 8.13%, due 08/15/21 to 08/15/29	120,084,700	173,884,552
	1.06	(a)	07/31/17	08/01/17	200,000	200,000	200,005,889	U.S. Treasury Obligations, 0.00% to 3.38%, due 04/30/19 to 05/15/44	198,893,700	204,000,047
	1.06	(a)	07/05/17	08/04/17	1,100,000	1,100,000	1,100,971,667	U.S. Treasury Obligations, 0.00% to 9.00%, due 08/15/17 to 11/15/46	1,113,174,456	1,122,000,000
	1.08	(a)	07/31/17	08/01/17	784,000	784,000	784,023,520	U.S. Treasury Obligations, 0.00% to 8.88%, due 08/15/17 to 08/15/44	764,737,124	799,680,000
	1.09	(a)	07/13/17	08/07/17	380,500	380,500	380,788,017	U.S. Treasury Obligations, 1.13% to 3.13%, due 12/31/18 to 02/15/45	390,195,000	388,110,003

Total Societe Generale SA						$3,015,475				$3,075,784,602
TD Securities USA LLC	1.04		07/31/17	08/01/17	75,000	75,000	75,002,167	U.S. Treasury Obligations, 0.63% to 2.38%, due 01/15/25 to 02/15/46	59,210,800	76,500,127

4	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) July 31, 2017 (Unaudited)	T-Fund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Wells Fargo Securities LLC	1.05%	07/31/17	08/01/17	$ 561,000	$561,000	$561,016,363	U.S. Treasury Obligations, 2.00% to 8.88%, due 08/15/17 to 05/15/47	$555,277,100	$572,220,033
	1.05	07/31/17	08/01/17	725,000	725,000	725,021,146	U.S. Treasury Obligations, 1.24% to 9.13%, due 05/15/18 to 08/15/44	628,937,984	739,500,016

Total Wells Fargo Securities LLC					$1,286,000				$1,311,720,049
Total					$27,515,554				$27,976,007,962

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$–	$53,219,147,727	$–	$53,219,147,727

	$–	$53,219,147,727	$–	$53,219,147,727

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	5

Schedule of Investments July 31, 2017 (Unaudited)	Treasury Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations —100.4%

U.S. Treasury Bills(a):
0.88%, 08/03/17	USD	2,932,680	$2,932,537,046
0.88%, 08/10/17		3,558,075	3,557,293,125
0.96%, 08/17/17		3,055,475	3,054,178,076
0.95%, 08/24/17		1,052,000	1,051,361,361
0.98%, 09/07/17		450,300	449,847,777
0.99%, 09/14/17		2,067,000	2,064,498,930
0.91%, 09/28/17		587,700	586,843,101
0.95%, 10/12/17		264,835	264,331,813
0.95%, 10/19/17		200,000	199,585,250
0.96%, 10/26/17		312,000	311,288,206
0.09%, 11/02/17		1,836,640	1,831,703,088
1.02%, 11/09/17		119,000	118,664,486
1.06%, 11/16/17		179,630	179,067,321
1.05%, 11/24/17		450,000	448,494,458
1.08%, 12/07/17		80	79,696
1.12%, 12/28/17		170,000	169,218,992
1.11%, 01/04/18		1,144,020	1,138,541,806
1.10%, 01/11/18		500,000	497,519,344
1.11%, 01/18/18		100,000	99,478,194
1.14%, 01/25/18		49,000	48,727,764
1.20%, 07/19/18		203,000	200,637,982

Security		Par (000)	Value

U.S. Treasury Obligations (continued)

U.S. Treasury Notes:
0.88%, 08/15/17	USD	250,000	$249,991,009
0.63%, 08/31/17		1,434,890	1,434,465,961
1.00%, 09/15/17		130,670	130,709,244
1.35%, 10/31/17(b)		324,140	324,110,822
4.25%, 11/15/17		203,500	205,461,481
0.88%, 11/30/17		16,690	16,693,561
0.75%, 12/31/17		190,000	189,674,374
1.46%, 01/31/18(b)		285,765	285,811,183
3.50%, 02/15/18		77,750	78,788,679
0.75%, 02/28/18		149,995	149,682,260
2.88%, 03/31/18		120,000	121,403,868
0.63%, 04/30/18		628,295	627,658,327
1.36%, 07/31/18(b)		573,070	573,082,538
1.35%, 10/31/18(b)		465,255	465,244,233
1.32%, 01/31/19(b)		298,000	298,133,755
1.25%, 04/30/19(b)		288,895	288,889,868

Total U.S. Treasury Obligations — 100.4% (Cost: $24,643,698,979)			24,643,698,979

Total Investments — 100.4% (Cost: $24,643,698,979)(c)			24,643,698,979
Liabilities in Excess of Other Assets — (0.4)%			(103,771,374)

Net Assets — 100.0%			$24,539,927,605

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) July 31, 2017 (Unaudited)	Treasury Trust Fund

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities
U.S. Treasury Obligations	$–	$24,643,698,979	$–	$24,643,698,979

During the period ended July 31, 2017, there were no transfers between levels.

Portfolio Abbreviations — Fixed Income

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COP	Certificates of Participation
GO	General Obligations Bonds
LIQ	Liquidity Agreement
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by-Bond Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes
VRDP	Variable Rate Demand Preferred

Currency

USD	United States Dollar

2	SCHEDULE OF INVESTMENTS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: September 25, 2017